As filed with the Securities and Exchange Commission on May 24, 2007

1933 Act File No. 333-142318

1940 Act File No. 811-22058

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 2

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 2

Nuveen Tax-Advantaged Dividend Growth Fund

Exact Name of Registrant as Specified in Declaration of Trust

333 West Wacker Drive, Chicago, Illinois 60606

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 257-8787

Registrant’s Telephone Number, including Area Code

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Stacy H. Winick	Eric F. Fess	Sarah E. Cogan
Bell, Boyd & Lloyd LLP	Chapman and Cutler LLP	Simpson Thacher & Bartlett LLP
1615 L Street, N.W., Suite 1200	111 W. Monroe	425 Lexington Avenue
Washington, DC 20036	Chicago, IL 60603	New York, NY 10017

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box)

☒ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Shares, $0.01 par value	1,000 Shares	$20.00	$20,000	$0.61

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	All of which has previously been paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED MAY 24, 2007

Shares

Nuveen Tax-Advantaged Dividend Growth Fund

Common Shares

$20.00 per share

Investment Objective.    The Fund is a newly organized, diversified, closed-end management investment company. The Fund’s investment objective is to provide an attractive level of distributions and capital appreciation. In pursuing its investment objective, the Fund seeks to reduce and defer potential federal income tax liabilities incurred by the holders of its common shares in connection with their investment in the Fund. The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities consisting primarily of common stocks of mid- to large-cap companies that have attractive dividend income and the potential for future dividend growth and capital appreciation. The Fund also will invest in preferred and other fixed income securities.

No Prior History.    Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors who expect to sell their shares in a relatively short period after completion of the public offering.

Tax-Advantaged Distributions.    The Fund’s distributions are comprised of dividends that qualify for favorable federal income taxation at rates applicable to long-term capital gains when earned by individual

(continued on following page)

The Fund’s common shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance. The trading or “ticker” symbol is “JTD.”

Investing in the Fund’s common shares involves certain risks. See “Risks” beginning on page 35 of this Prospectus. Certain of these risks are summarized in “Prospectus Summary—Special Risk Considerations” beginning on page 12 of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share(3)	Total(4)
Public Offering Price	$20.00	$
Sales Load(1)	$0.90	$
Estimated Offering Expenses(2)	$0.04	$
Proceeds, after expenses, to the Fund	$19.06	$

(1)	Nuveen Asset Management, the Fund’s investment adviser, has agreed to pay from its own assets a structuring fee to Citigroup Global Markets Inc. and A.G. Edwards & Sons, Inc. Nuveen Asset Management also may pay certain qualifying underwriters a structuring fee, a sales incentive fee or additional compensation in connection with the offering. See “Underwriting.”
(2)	Total expenses of issuance and distribution (other than underwriting discounts and commissions) are estimated to be $ . The Fund has agreed to pay the underwriters $0.0033 per common share in excess of 2,000,000 common shares sold as a partial reimbursement of expenses incurred in connection with the offering. Nuveen Investments, LLC has agreed to pay (i) all organizational expenses of the Fund and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per common share.
(3)	If the Fund offers preferred shares, the sales load and offering costs of the preferred shares, estimated to be approximately $ per common share, will be borne by holders of the common shares and result in a reduction in the net asset value of common shares.
(4)	The Fund has granted the underwriters an option to purchase up to additional common shares at the Public Offering Price less the Sales Load within 45 days from the date of this Prospectus to cover over-allotments, if any. If such option is exercised in full, the total Public Offering Price, Sales Load, Estimated Offering Expenses and Proceeds to the Fund will be $ , $ , $ and $ , respectively. See “Underwriting.”

The underwriters expect to deliver the common shares to purchasers on or about                     , 2007.

Citi	A.G. Edwards	Nuveen Investments, LLC
Robert W. Baird & Co.	H&R Block Financial Advisors, Inc.	Crowell, Weedon & Co.
Ferris, Baker Watts	J.J.B. Hilliard, W.L. Lyons, Inc.	Janney Montgomery Scott LLC
Incorporated
Oppenheimer & Co.	RBC Capital Markets	Ryan Beck & Co.
Stephens Inc.	Stifel Nicolaus	SunTrust Robinson Humphrey
Wedbush Morgan Securities Inc.		Wells Fargo Securities

                    , 2007

investors, as well as other sources of tax-advantaged distributions. The Fund will seek to manage its investments and expenses so that substantially all (at least 90%) of its distributions will be tax-advantaged, enabling individual investors who meet holding period and other requirements to receive the benefit of favorable tax treatment. The Fund seeks to maximize the percentage of its tax-advantaged distributions by investing primarily in common and preferred stocks that pay tax-advantaged dividends. Under current federal income tax law, tax-advantaged dividends received by individual shareholders who meet holding period and other requirements are taxed at long-term capital gain rates, which currently reach a maximum of 15%. The provisions of the Internal Revenue Code of 1986, as amended, applicable to tax-advantaged dividends are effective through 2010. Thereafter, higher tax rates will apply unless further legislative action is taken by Congress. See “Tax Matters.” Tax-advantaged dividends generally include dividends from domestic corporations and dividends from non-U.S. corporations that meet certain criteria. See “The Fund’s Investments—Tax-Efficient Investing” for a description of holding period requirements.

Portfolio Contents.    Under normal market circumstances, the Fund will invest at least 80% of its Managed Assets (as defined on page 7 of this Prospectus) in securities that are eligible to pay tax-advantaged dividends. Under normal market circumstances, the Fund will invest in dividend-paying equity securities consisting primarily of common stocks of mid- to large-cap companies that have attractive dividend income and the potential for future dividend growth and capital appreciation and, to a lesser extent, preferred stocks of mid- to large-cap companies. The Fund also may invest in other preferred securities including trust preferred securities, convertible preferreds and real estate investment trust preferreds, each of which may pay fully taxable dividends, and other fixed income securities. In addition, to seek to enhance the Fund’s risk-adjusted returns, the Fund, to a limited extent, will write (sell) index call options on various equity market indices.

The Fund expects to invest more than 25% of its Managed Assets in equity securities of companies principally engaged in the financial services sector and to a lesser extent in other economic sectors, such as the utilities and energy sectors, that historically have provided higher dividend yields than companies in other sectors or industries.

Leverage.    Following the completion of this offering, the Fund intends to seek to increase the Fund’s common share net income and returns by utilizing financial leverage through borrowing and/or offering preferred shares of beneficial interest and investing the proceeds in the manner described above. The Fund currently anticipates that leverage will represent approximately 33% of the Fund’s Managed Assets. There is no assurance that the Fund will utilize leverage or that the Fund’s leverage strategy will be successful.

Adviser and Subadvisers.    Nuveen Asset Management, the Fund’s investment adviser, will be responsible for determining the Fund’s overall investment strategy and its implementation, including allocating the portion of the Fund’s Managed Assets to be invested among dividend-paying equity securities, preferred securities and other fixed income securities. Santa Barbara Asset Management, LLC and NWQ Investment Management Company, LLC will be the Fund’s subadvisers. Santa Barbara Asset Management, LLC will manage the Fund’s Managed Assets allocated to dividend-paying equity securities. NWQ Investment Management Company, LLC will manage the Fund’s Managed Assets allocated to preferred securities and other fixed income securities. Nuveen Asset Management also will be responsible for the writing of index call options on various equity market indices.

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated                     , 2007, and as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 61 of this Prospectus, annual and semi-annual reports to shareholders, when available, and other information about the Fund, and make shareholder inquiries by calling (800) 257-8787 or by writing to the Fund, or from the Fund’s website (http://www.nuveen.com). The information contained in, or that can be accessed through, the Fund’s website is not part of this Prospectus. You also may obtain a copy of Statement of Additional Information (and other information regarding the Fund) from the Securities and Exchange Commission’s web site (http://www.sec.gov).

The Fund’s common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund will amend this Prospectus if there are any material changes to the information provided subsequent to the date of the Prospectus and prior to completion of this offering.

PROSPECTUS SUMMARY

This is only a summary. You should review the more detailed information contained elsewhere in this Prospectus and in the Statement of Additional Information prior to making an investment in the Fund, especially the information set forth under the heading “Risks.”

The Fund	Nuveen Tax-Advantaged Dividend Growth Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company.

The Offering

The Fund is offering                  common shares of beneficial interest at $20.00 per share through a group of underwriters (the “Underwriters”) led by Citigroup Global Markets Inc., A.G. Edwards & Sons, Inc. and Nuveen Investments, LLC (“Nuveen”). The common shares of beneficial interest are called “Common Shares” in this Prospectus. You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up to                  additional Common Shares to cover orders in excess of                  Common Shares. See “Underwriting.” Nuveen has agreed to (i) reimburse all organizational costs of the Fund and (ii) pay all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share.

Who May Want to Invest

You should consider your own investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment for you if you are seeking:

•	An attractive level of tax-advantaged distributions that have the potential to grow over time;

•	Potential for capital appreciation from a dividend growth-oriented equity investment strategy;

•	Strategies that may reduce risk when compared with various equity market indices; and

•	A diversified portfolio of mid- to large-cap stocks and fixed income securities.

However, keep in mind that you will need to assume the risks associated with an investment in the Fund. See “Risks.”

Investment Objective

and Policies

The Fund’s investment objective is to provide an attractive level of distributions and capital appreciation. The Fund’s distributions are comprised of dividends that qualify for favorable federal income taxation at rates applicable to long-term capital gains when earned by individual investors (such dividends referred to as “tax-advantaged dividends”), as well as other sources of tax-advantaged distributions. The Fund’s investment objective and certain investment policies are considered fundamental and may not be changed without shareholder approval. The Fund cannot assure you that it will attain its investment objective. See “The Fund’s Investments” and “Risks.”

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities consisting primarily of common stocks of mid- to large-cap companies that have attractive dividend income and the potential for future dividend growth and capital appreciation and, to a lesser extent, preferred stocks of mid- to large-cap companies (“dividend-paying equity securities”). Mid-cap companies are those with market capitalizations in the range of $1 billion to $4.5 billion. Large-cap companies are considered to be those with market capitalizations in excess of $4 billion. Preferred stocks are preferred securities that are eligible to pay tax-advantaged dividends. The Fund also will invest in other preferred securities, which may include trust preferred securities, convertible preferreds and real estate investment trust (“REIT”) preferreds, each of which may pay fully taxable dividends (collectively with preferred stocks, “Preferred Securities”) and other fixed income securities. Under normal market circumstances, the Fund will invest at least 80% of its Managed Assets (as defined on page 7 of this Prospectus) in securities that are eligible to pay tax-advantaged dividends. The Fund, to a limited extent, will write (sell) call options on various equity market indices.

In pursuing its investment objective, the Fund seeks to achieve attractive after-tax Common Share returns in part by reducing and deferring the potential federal income tax liabilities incurred by the holders of its common shares (“Common Shareholders”) in connection with their investment in the Fund.

The Dividend Growth Equity Strategy.    Under normal market circumstances, the Fund will invest primarily in an equity portfolio of dividend-paying equity securities (the “Dividend Growth Equity Strategy”). Santa Barbara Asset Management, LLC (“Santa Barbara”) will manage the Fund’s Dividend Growth Equity Strategy. Initially, it is anticipated that 75% of the Fund’s Managed Assets will be allocated to Santa Barbara’s Dividend Growth Equity Strategy.

Santa Barbara’s investment process begins by identifying a universe of approximately 1,000 companies currently paying dividends on their equity securities. The investment universe, which includes both domestic and non-U.S. companies, is generally restricted to companies with a current market capitalization above $3 billion. Santa Barbara then removes companies that do not pay tax-advantaged dividends, including REITs and limited partnerships, resulting in approximately 900 companies. Santa Barbara then applies quantitative screens to identify high dividend-paying companies, by sector and industry, resulting in approximately 250 companies. Additional screens are then applied to identify companies with high dividend growth rates. From the remaining pool of approximately 100 companies, Santa Barbara applies a “bottom-up” fundamental analysis to evaluate the prospects for sustainable dividend growth and capital appreciation in the future. In selecting companies for potential investment, Santa Barbara evaluates certain factors, including, among others:  a sound business model; strong overall financial position; earnings growth; return on equity; quality of management; potential for dividend growth; market valuation; and the commitment to return cash to shareholders. Following an assessment and ranking process, Santa Barbara constructs a diversified portfolio, which generally may consist of 30 to 60 holdings with broad sector and industrial representation.

Income-Oriented Strategy. The Fund also may invest in Preferred Securities and other fixed income securities (the “Income-Oriented Strategy”). NWQ Investment Management Company, LLC (“NWQ”) will manage the Fund’s Income-Oriented Strategy. The Fund’s investment in Preferred Securities may consist of both fixed and floating rate securities and may include Preferred Securities and other fixed income securities that are rated below investment grade or that are unrated but judged to be of comparable quality. Generally, NWQ will focus the Fund’s investments made under the Income-Oriented Strategy on investments in preferred stocks. Initially, it is anticipated that 25% of the Fund’s Managed Assets will be allocated to NWQ’s Income-Oriented Strategy.

Other Investment Techniques, Including Options.     The Fund also may employ a variety of other investment techniques for the purposes of managing risk, hedging, creating investment exposure, and generating current income and gains. Each of the Fund’s advisers may utilize these investment techniques. These investment techniques include the use of derivative instruments, such as call options, total return and interest rate swaps, futures and forward contracts, and the investment in exchange traded funds (“ETFs”), other closed-end funds, warrants, REITs and convertible securities. See the Statement of Additional Information for further information on these investments.

The Fund, to a limited extent, will write (sell) call options on various equity market indices. Nuveen Asset Management (“NAM”) will be responsible for the writing of call options. NAM believes that the strategy of writing index call options with respect to a portion of the equity securities held pursuant to the Dividend Growth Equity Strategy can provide, in flat or down markets, the potential for current gains, which may meaningfully reduce the volatility of the Fund’s returns and enhance the Fund’s risk-adjusted returns relative to the returns of various equity market indices over extended periods of time. Further, NAM believes that selling index call options can help achieve potential tax efficiencies because exchange listed options on equity indices generally qualify as “section 1256 contracts” under the Internal Revenue Code of 1986, as amended (the “Code”), on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of the holding period. The Fund expects to write call options primarily on the S&P 500® Index and other broad-based indices, but may from time to time, if NAM deems conditions appropriate, write call options on a variety of other equity market indices or on custom baskets of individual securities. The Fund may also write call options on select market sectors to reduce the Fund’s effective exposure to certain sectors, such as financial services, utilities or energy. Initially, the Fund expects to write call options on equity market indices or securities having an underlying value equal to approximately 25% of the Fund’s Managed Assets. The Fund will not write call options on more than 35% of its Managed Assets. Over time, the Fund may vary the extent of its use of call options opportunistically in response to Fund performance and prevailing market conditions, consistent with its investment objective.

The Fund is not sponsored, endorsed, sold or promoted by any index sponsor and no index sponsor is making any representation regarding the advisability of investing in the Fund.

Other Portfolio Characteristics and Information.    Under normal circumstances:

•	The Fund will invest at least 80% of its Managed Assets in securities that are eligible to pay tax-advantaged dividends.

•	The Fund expects to be fully invested (at least 95% of its Managed Assets) in the Dividend Growth Equity Strategy and the Income-Oriented Strategy.

•

The Fund expects to invest more than 25% of its Managed Assets in equity securities of companies principally engaged in the financial services sector and to a lesser extent in other economic sectors, such as the utilities and energy sectors, that historically have provided higher dividend yields than companies in other sectors or industries.

•

The Fund may invest up to 50% of its Managed Assets in securities of non-U.S. issuers that are U.S. dollar denominated or that are converted into American Depository Receipts (“ADRs”) or other types of dollar-denominated depositary receipts immediately after purchase.

•

The Fund may invest in securities that are rated investment grade or that are unrated but judged to be of comparable quality. Investment grade quality securities are those securities that, at the time of investment, are (i) rated by at least one nationally recognized statistical rating organization (“NRSRO”) within the four highest grades (BBB- or Baa3 or better by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”)), or (ii) unrated but judged to be of comparable quality by NWQ. The Fund may invest up to 25% of its Managed Assets in securities that are rated below investment grade, commonly referred to as “junk bonds.”

During temporary defensive periods or in order to keep the Fund’s cash fully invested, including the period during which the net proceeds of the offering of Common Shares are being invested, the Fund may invest in short-term high quality fixed income securities. As such, the Fund may not be able to achieve its investment objective during those periods. For a more complete discussion of the Fund’s portfolio composition, see “The Fund’s Investments.”

The Fund’s assets, including assets attributable to the principal amount of any borrowing, issuing commercial paper or notes (collectively, “Borrowings”) and any offering of preferred shares of beneficial interest (“FundPreferred™” shares) that may be outstanding, are called “Managed Assets.”

Distributions

Tax-Advantaged Distributions.    The Fund will seek to manage its investments such that, under normal circumstances, substantially all (at least 90%) of its distributions will be tax-advantaged, enabling individual investors who meet holding period and other requirements to benefit from favorable tax treatment. Tax-advantaged distributions include: (i) distributions of qualified dividend income (referred to as tax-advantaged dividends in this Prospectus); (ii) distributions of long-

term capital gains (including long-term capital gains retained by the Fund that are deemed distributed for tax purposes); and (iii) distributions representing a return of capital. Under current federal income tax law, tax-advantaged dividends received by individual shareholders who meet holding period and other requirements are taxed at long-term capital gain rates, which currently reach a maximum of 15%. Generally, return of capital distributions are not taxable and instead reduce a Common Shareholder’s basis in his or her shares.

The Fund seeks to maximize the percentage of its tax-advantaged distributions to Common Shareholders by investing primarily in equity securities that pay tax-advantaged dividends. Tax-advantaged dividends generally include dividends on common stock and preferred stocks from domestic corporations and dividends from non-U.S. corporations that meet certain criteria. The Fund generally can preserve the tax treatment of tax-advantaged dividends it receives by distributing them to individual shareholders who meet holding period and other requirements. The Fund also may invest a portion of its Managed Assets in Preferred Securities and other fixed income securities that generate fully taxable ordinary income, but expects that, under normal market circumstances, expenses incurred by the Fund will offset a large portion of the Fund’s fully taxable ordinary income and net short-term capital gains, so that in most years substantially all (at least 90%) of the Fund’s distributions to Common Shareholders will qualify as tax-advantaged. In addition, as described more fully under “Tax-Efficient Investing,” in managing the Fund’s investment portfolio and operations, NAM intends to utilize a variety of methods in an effort to reduce and defer the federal income taxes incurred by Common Shareholders in connection with their investment in the Fund.

For Fund dividends otherwise eligible to be treated as tax-advantaged to be taxable at long-term capital gain rates, an individual shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Under current federal income tax law, tax-advantaged dividends received by individual shareholders who meet holding period and other requirements are taxed at long-term capital gain rates, which currently reach a maximum of 15%. The provisions of the Code applicable to tax-advantaged dividends are effective through 2010. Thereafter, higher tax rates will apply unless further legislative action is taken by Congress. Although the Fund seeks to reduce and defer potential income tax liabilities incurred by Common Shareholders in connection with their investment in the Fund, there can be no assurance that the Fund will be successful in this regard. See “Tax Matters.”

Distribution Policy.    Commencing with the first distribution, the Fund will pay quarterly distributions to Common Shareholders that will be composed of, in addition to net investment income, supplemental amounts generally representing realized capital gains or, possibly, returns of capital representing either unrealized capital gains or a return of your original investment. Periodic distributions that include such supplemental amounts are sometimes referred to as “managed distributions.” The Fund expects to declare its initial Common Share distribution approximately 30 to 60 days, and to pay that distribution approximately 60 to 90 days, from the completion of this offering, depending on market conditions.

The Fund will seek to establish a distribution rate that roughly corresponds to NAM’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. NAM, in making such projections, may consider long-term historical returns and a variety of other factors. The distribution rate will not be solely dependent on the amount of income earned or capital gains realized by the Fund. Distributions can only be made after paying any interest and required principal payments on Borrowings, if any, and accrued dividends to FundPreferred shareholders, if any.

If, for any quarterly distribution, the accumulated amount of undistributed net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. In order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. The Fund’s final distribution for each calendar year will include any remaining net investment income undistributed during the year and may include any remaining net realized capital gains undistributed during the year.

The Fund’s actual financial performance will likely vary significantly from quarter-to-quarter and from year-to-year, and there may be extended periods of up to several years when the distribution rate will exceed the Fund’s actual total returns. The Fund’s projected or actual distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

As portfolio and market conditions change, the rate of distributions on the Common Shares and the Fund’s distribution policy could change. To the extent that the total return of the Fund’s overall strategy exceeds the distribution rate for an extended period, the Fund may be in a position to increase the distribution rate or distribute supplemental amounts to shareholders. Conversely, if the total return of the Fund’s overall strategy is less than the distribution rate for an extended period of time, the Fund will effectively be drawing upon its net assets to meet distribution payments. Similarly, for tax purposes such distributions by the Fund may consist in part of a return of capital to Common Shareholders. The exact tax characteristics of the Fund’s distributions will not be known until after the Fund’s fiscal year-end. Common Shareholders should not confuse a return of capital distribution with “dividend yield” or “total return.” See “Distributions” and “Tax Matters” for additional information.

At the same time that it pays a quarterly distribution, the Fund will post on its website (www.nuveen.com/cef), and provide to Common Shareholders, a written notice of the estimated sources and tax characteristics of the Fund’s distributions on a year-to-date basis, in compliance with a federal securities law. These estimates may, and likely will, vary over time based on the Fund’s activities and changes in the value of portfolio investments. The final determination of the source and tax characteristics of all distributions will be made after December 31 in each year, and reported to Common Shareholders on Form 1099-DIV early the following year.

As explained more fully below in “Tax Matters,” at least annually, the Fund intends to distribute to Common Shareholders any net capital gain (which is the excess of net long-term capital gain over net short- term capital loss) not otherwise distributed as a component of the quarterly distribution or, alternatively, to retain all or a portion of the year’s net capital gain and pay U.S. federal income tax on the retained gain.

Distributions will be reinvested in additional Common Shares under the Fund’s Dividend Reinvestment Plan unless a Common Shareholder elects to receive cash. See “Distributions,” “Dividend Reinvestment Plan” and “Tax Matters.” The Fund reserves the right to change its distribution policy and the basis for establishing the rate of its quarterly distributions at any time.

Proposed Use of Leverage

Following completion of this offering, the Fund intends to seek to increase Common Share net income and returns by utilizing financial leverage through Borrowings and/or offering FundPreferred shares. The Fund currently anticipates that Borrowings and FundPreferred shares collectively will represent up to approximately 33% of the Fund’s Managed Assets. Initially, the Fund intends that Borrowings will represent approximately 20 to 25% of Managed Assets with the balance of leverage proceeds coming from FundPreferred shares. There is no assurance that the Fund will incur Borrowings or issue FundPreferred shares.

There is no guarantee that the Fund’s leverage strategy will be successful. See “Risks—Leverage Risk.” Interest on Borrowings may be at a fixed or floating rate, but generally will be based on short-term rates. FundPreferred shares generally will pay dividends based on short-term rates, which will be reset frequently, but the Fund may from time to time elect to extend the dividend period and pay a longer term dividend rate. So long as the rate of income, net of applicable Fund expenses, on the Fund’s portfolio investments exceeds the then current interest rate on any Borrowings or the FundPreferred share dividend rate, the investment of the proceeds of Borrowings or FundPreferred shares will generate more income than will be needed to make interest or dividend payments. If so, the excess will be available to pay higher dividends to Common Shareholders.

Investment Adviser and Subadvisers

NAM will be the Fund’s investment adviser, responsible for determining the Fund’s overall investment strategy and its implementation, including allocating the portion of the Fund’s Managed Assets to be invested in the Dividend Growth Equity Strategy and the Income-Oriented Strategy. NAM also will be responsible for the writing of call options.

Santa Barbara will manage the Fund’s Managed Assets allocated to the Dividend Growth Equity Strategy and NWQ will manage the Fund’s

Managed Assets allocated to the Income-Oriented Strategy. Santa Barbara and NWQ will sometimes individually be referred to as a “Subadviser” and collectively be referred to as the “Subadvisers.” NAM, Santa Barbara and NWQ will sometimes individually be referred to as an “Adviser” and collectively be referred to as the “Advisers.”

NAM, a registered investment adviser, is a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). Founded in 1898, Nuveen Investments and its affiliates had approximately $166 billion of assets under management as of March 31, 2007. According to Thomson Wealth Management, Nuveen is the leading sponsor of closed-end funds as measured by the number of funds (117) and the amount of fund assets under management (approximately $53 billion) as of March 31, 2007. NAM had approximately $65 billion in assets under management as of March 31, 2007.

Santa Barbara, a registered investment adviser, is a wholly owned subsidiary of Nuveen. Founded in 1987, Santa Barbara had approximately $5 billion in assets under management as of March 31, 2007. Santa Barbara specializes in fundamental, bottom-up research to select growth companies. Santa Barbara also serves as subadviser to one open-end mutual fund, the Nuveen Santa Barbara Dividend Growth Fund, that employs a similar strategy used by the Fund in the Dividend Growth Equity Strategy.

NWQ, a registered investment adviser, is a subsidiary of Nuveen. Nuveen owns a controlling interest of NWQ and key management owns a non-controlling minority interest. NWQ and its predecessors have provided investment advisory operations since 1982. NWQ had approximately $36 billion in assets under management as of March 31, 2007. NWQ specializes in the management of value-oriented equity portfolios across all capitalization ranges, including portfolios investing in preferred stock and Preferred Securities.

The Fund will pay NAM an annual management fee, payable monthly, in a maximum amount equal to 1.00% of the Fund’s average daily Managed Assets (as previously defined, Managed Assets include assets attributable to the principal amount of any Borrowings and any FundPreferred shares that may be outstanding), this maximum fee is equal to the sum of a “fund-level fee” and a “complex-level fee.” The fund-level fee is a maximum of 0.80% of the Fund’s average total daily Managed Assets, with lower fee levels for assets that exceed $500 million. NAM will pay a portion of that fee to each of the Subadvisers based on each Subadviser’s allocated portion of Managed Assets. The complex-level fee is a maximum of 0.20% of the Fund’s daily Managed Assets based on the daily Managed Assets of all Nuveen-branded closed-end and open-end registered investment companies organized in the U.S., with lower fee levels for complex-level assets that exceed $55 billion. Based on complex-level assets of approximately $72.8 billion as of March 31, 2007, the complex-level fee would be 0.1834% of Managed Assets and the total fee to NAM would be 0.9834% of Managed Assets (assuming Managed Assets of $500 million or less).  For more information on fees and expenses, including fees attributable to Common Shares, see “Management of the Fund.”

Listing

The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance. See “Description of Shares—Common Shares.” The trading or “ticker” symbol of the Common Shares is “JTD”

Custodian and Transfer Agent	State Street Bank and Trust Company will serve as the Fund’s custodian and transfer agent. See “Custodian and Transfer Agent.”

Special Risk

Considerations

Investment in the Fund involves special risk considerations, which are summarized below. The Fund is designed as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program. See “Risks” for a more complete discussion of the special risk consideration of an investment in the Fund.

No Prior History. The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.

Investment and Market Risk.    An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund will use leverage, which magnifies the securities market risks described above. See “Risks—Investment and Market Risk” and “Use of Leverage.”

Market Discount from Net Asset Value and Expected Reductions in Net Asset Value.    Shares of closed-end investment companies like the Fund frequently trade at prices lower than net asset value, which creates a risk of loss for investors when they sell shares purchased in the initial public offering. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and have during other periods traded at prices lower than net asset value. Proceeds from the sale of Common Shares in this offering will be reduced by 4.5% (the amount of the sales load as a percentage of the offering price), making the Fund’s net asset value per Common Share equal to $19.10. Net asset value and net asset value per Common Share are then further reduced by the amount of offering expenses paid by the Fund (estimated to be an additional 0.20% as a percentage of the offering price) and by any costs associated with any Borrowings or the issuance of FundPreferred shares. The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.

Common Stock Risk.    Under normal circumstances, the Fund will allocate its Managed Assets primarily to the Dividend Growth Equity Strategy consisting of dividend-paying equity securities that include common stocks. Common stocks generally represent an ownership interest in an issuer, without preference over any other class of securities, including such issuer’s fixed income securities and senior equity securities. Although common stocks historically have generated higher average returns than fixed income securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks held by the Fund or to which it has exposure.

Tax Risk.    The tax treatment and characterization of the Fund’s distributions may vary from time to time because of the varied nature of the Fund’s investments. The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. In addition, there is a possibility that the Fund may make total distributions during a calendar year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that calendar year. For example, because of the nature of the Fund’s investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund’s total distributions exceed net investment income and net realized capital gains would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder’s tax basis in his Common Shares, with any amounts exceeding such basis treated as gain from the sale of his Common Shares. While a portion of the Fund’s distributions may be classified as tax-advantaged dividends, enabling individual investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the portion of the Fund’s distributions that will be tax-advantaged dividends. See “Tax Matters.”

The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service (“IRS”) interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends that would have the effect of repealing such favored treatment and reimposing higher tax rates applicable to ordinary income unless further legislative action is taken. The provisions of the Code applicable to tax-advantaged dividends are effective through 2010. Thereafter, higher tax rates will apply unless further legislative action is taken by Congress. There can be no assurances that after 2010 such tax-advantaged dividends will be available to the Fund and its Common Shareholders.

In addition, in order for otherwise tax-advantaged dividends from the Fund received by individual shareholders to be taxable at long-term capital gain rates, a shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Failure by a shareholder to satisfy the holding period requirements will cause Fund distributions that otherwise would qualify as tax-advantaged dividends to be taxable to the shareholder at ordinary income rates. See “Risks—Tax Risk” and “Tax Matters.”

Dividend Risk.    A portion of the net investment income paid by the Fund to its Common Shareholders is derived from dividends it receives from the equity securities held pursuant to the Dividend Growth Equity Strategy and the Preferred Securities and other fixed income securities held pursuant to the Income-Oriented Strategy. Dividends paid on securities held by the Fund can vary significantly over the short-term and long-term. Dividends on securities are not fixed, but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.

Non-U.S. Securities Risk.    The Fund may invest up to 50% of its Managed Assets in securities of non-U.S. issuers that are U.S. dollar denominated or that are converted into ADRs or other types of dollar denominated depositary receipts immediately after purchase. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: (i) less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) possible seizure, expropriation or nationalization of a company’s assets; (vii) restrictions imposed by non-U.S. countries limiting the ability of non-U.S. issuers to make payments of principal and/or interest due to blockages of foreign currency exchanges or otherwise; and (viii) withholding and other non-U.S. taxes may decrease the Fund’s return. These risks are more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region. In addition, risks of investments in emerging market countries, which may be considered speculative, are usually much greater.

Preferred Securities Risk.    Preferred Securities involve credit risk, which is the risk that a Preferred Security will decline in price or fail to make dividend payments when due because the issuer of the security experiences a decline in its financial status. In addition to credit risk, investments in Preferred Securities involve certain other risks. Certain Preferred Securities contain provisions that allow an issuer under certain circumstances to skip distributions (in the case of “non-cumulative” preferred securities) or defer distributions (in the case of “cumulative” preferred securities). If the Fund owns a Preferred Security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income from that security. In certain varying circumstances, an issuer may redeem its Preferred Securities prior to a specified date in the event of certain tax or legal changes or at the issuer’s call. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred Securities typically do not provide any voting rights, except in cases when dividends are in arrears for a specified number of periods. Preferred Securities are subordinated to bonds and other fixed income instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those fixed income instruments. See “Risks— Preferred Securities Risk.”

Leverage Risk.    The Fund’s anticipated use of leverage through Borrowings or the issuance of FundPreferred shares will create an opportunity for increased Common Share net income and returns, but also will create two major types of risks for Common Shareholders:

•

the likelihood of greater volatility of net asset value and market price of Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds of Borrowings or the issuance of FundPreferred shares, are borne entirely by the Common Shareholders; and

•

the possibility that (i) Common Share income will fall if the interest rate on any Borrowings or the dividend rate on FundPreferred shares rises, (ii) Common Share income will fluctuate because the interest rate on any Borrowings or the dividend rate on FundPreferred shares varies or (iii) Common Share long-term returns will be diminished if the cost of leverage exceeds the return on the securities acquired with the proceeds of leverage.

In addition, there is no assurance that the Fund’s leveraging strategy, if utilized, will be successful. The Fund will pay (and Common Shareholders will bear) any costs and expenses relating to the issuance and ongoing maintenance of any Borrowings and FundPreferred shares (for example, distribution related expenses such as a participation fee paid at what the Fund expects will be an annual rate of 0.25% of FundPreferred share liquidation preference to broker-dealers successfully participating in FundPreferred share auctions).

Concentration Risk.    The Fund expects to invest more than 25% of its Managed Assets in the equity securities of companies principally engaged in the financial services sector. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting that sector. Concentration of investments in the financial services sector includes the following risks:

•	financial services companies may suffer a setback if regulators change the rules under which they operate;

•	unstable interest rates can have a disproportionate effect on the financial services sector;

•

financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that effect that sector; and

•	financial services companies have been effected by increased competition, which could adversely effect the profitability or viability of such companies.

Interest Rate Risk.    Interest rate risk is the risk that fixed income securities, such as certain Preferred Securities, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise. See “Risks—Investment and Market Risk” and “Risks—Interest Rate Risk.

Below Investment Grade Risk.    The Fund may invest up to 25% of its Managed Assets in securities that are rated below investment grade. Investments in securities of below investment grade quality, commonly referred to as “junk bonds,” may involve a substantial risk of loss. Investments in securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Investments in securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for investments in securities of below investment grade quality tend to be more volatile and such investments tend to be less liquid than investment grade securities. See “Risks—Below Investment Grade Risk.”

Call Option Risk.    As the seller of call options, the Fund creates the potential for a liability to the extent the index or the basket of securities underlying a call option appreciates to a level above the strike price. Therefore, the Fund may not fully participate in any appreciation of the dividend-paying common stocks held pursuant to the Dividend Growth Equity Strategy as would the Fund if it did not write index call options or call options on baskets of securities. As a result, the Fund’s performance may be lower than the actual aggregate performance of the Dividend Growth Equity Strategy. In addition, the Fund will continue to bear the risk of declines in the value of the dividend-paying equity securities that serve as collateral for the written options. The extent of the Fund’s exposure to call option risk will vary depending on the degree to which index call options or call options on baskets of securities are written. In addition, the value of any index call options or call options on baskets of securities written by the Fund, which will be priced daily, will be affected by, among other things, changes in the value of the index or baskets of securities underlying the options and the remaining time to the options’ expiration. Moreover, the returns of the Dividend Growth Equity Strategy may be less than the returns of the index underlying the index call options or the returns of the baskets of securities underlying the call options on securities written by the Fund, and thus may not serve to hedge completely the Fund’s liabilities under such options. The extent of the Fund’s call option writing activity will depend on market conditions and an ongoing assessment by NAM of the attractiveness (from a risk/reward standpoint) of writing index call options or call options on baskets of securities. NAM may not be successful in writing index call options or call options on baskets of securities. As a result of the foregoing considerations, writing index call options or call options on baskets of securities may not enhance the Fund’s risk-adjusted returns or offset Dividend Growth Equity Strategy losses, if any.

Mid-Cap Company Risk.    The Fund may invest in companies whose market capitalization is considered middle-sized or “mid-cap.” Mid-cap companies often are newer or less established companies than larger capitalization companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of mid-cap companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Anti-Takeover Provisions.    The Fund’s Declaration of Trust (the “Declaration”) and the Fund’s By-Laws (the “By-Laws”) include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws” and “Risks—Anti-Takeover Provisions.”

SUMMARY OF FUND EXPENSES

The Annual Expenses table below assumes the use of Borrowings and the issuance of FundPreferred shares in an aggregate amount equal to 33% of the Fund’s Managed Assets (assuming an interest rate on Borrowings of 5.62% and on FundPreferred shares of 5.00%, both of which are subject to change based on prevailing market conditions), and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares but assumes no use of Borrowings or issuance of FundPreferred shares (such as will be the case prior to the Fund’s expected use of Borrowings or issuance of FundPreferred shares).

Shareholder Transaction Expenses
Sales Load Paid by You (as a percentage of offering price)	4.50%
Offering Expenses Borne by the Fund (as a percentage of offering price)(1)	0.20%
FundPreferred offering expenses (estimated as a percentage of offering price)(2)	0.24%
Dividend Reinvestment Plan Fees	None (3)

Percentage of Net Assets Attributable to Common Shares(4)
Annual Expenses
Management Fees:
Fund-Level Fees(5)	1.19%
Complex-Level Fees(5)	0.30%
Other Expenses(6)	0.22%
Interest Payments on Borrowings	1.84%

Total Annual Expenses	3.55%
Cost of Dividends on FundPreferred shares	0.82%

Total Annual Expenses and Dividends on FundPreferred shares	4.37%

The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund’s first year of operations and assume that the Fund issues approximately 12,500,000 Common Shares. The Fund’s actual expenses may vary from the estimated expenses shown in the table, and would increase as a percentage of net assets attributable to Common Shares if the Fund issues less than 12,500,000 Common Shares. See “Management of the Fund” and “Dividend Reinvestment Plan.”

The following example illustrates the expenses (including (i) the sales load of $45, (ii) estimated offering expenses of this offering of $2, (iii) expenses associated with issuing Borrowings representing 22% of the Fund’s Managed Assets (including the aggregate amount obtained from leverage) and (iv) the estimated FundPreferred share offering costs (other than the dividend payments associated therewith) representing 11% of the Fund’s Managed Assets (including the aggregate amount obtained from leverage) in an amount of $2.50) that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 3.55% of net assets attributable to Common Shares and (2) a 5% annual return:(7)

1 Year	3 Years	5 Years	10 Years
$83	$153	$224	$412

The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

(1)	Nuveen has agreed to pay (i) all organizational expenses of the Fund and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. Based on the estimated offering of 12,500,000 Common Shares, the Fund would pay a maximum of $500,000 of offering costs and Nuveen would pay all offering costs in excess of $500,000, which is currently estimated to be $375,000.

(2)	If the Fund utilizes leverage through the use of Borrowings, expenses associated therewith (other than interest payments), estimated to be approximately 0.05% of the Borrowings, will be expensed as incurred and result in a reduction of the net asset value of the Common Shares. Assuming the use of Borrowings in an amount equal of 22% of the Fund’s capital (including the amount obtained through leverage), these expenses are estimated to be approximately $40,000 or $0.003 per Common Share (0.02% of the offering price).

If the Fund utilizes leverage through the issuance of FundPreferred shares, costs associated therewith (other than dividend payments), estimated to be approximately 1.51% of the FundPreferred share offering (including the sales load paid to the underwriters in connection with that offering), will be borne by Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of FundPreferred shares in an amount equal to 11% of the Fund’s capital (after their issuance), these costs (including the sales load paid to the underwriters in connection with the FundPreferred share offering) are estimated to be approximately $590,000 or $0.05 per Common Share (0.24% of the offering price). These offering costs are not included among the expenses shown in the Annual Expenses Table.

(3)	You will be charged a $2.50 service charge and pay brokerage charges if you direct State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”) to sell your Common Shares held in a dividend reinvestment account.

(4)	The following table shows the Fund’s expenses as percentages of net assets attributable to Common Shares. Assuming no Borrowings or issuance of FundPreferred shares, the Fund’s expenses would be estimated to be as follows:

Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees:
Fund-Level Fees	0.80%
Complex-Level Fees	0.20%
Other Expenses	0.15%
Interest Payments on Borrowings	None

Total Annual Expenses	1.15%

(5)	At the highest fee breakpoint. Based on complex-level assets of $72.8 billion as of March 31, 2007, the complex-level fee would be 0.1834%. See “Management of the Fund—Investment Management Agreement and Subadvisory Agreements.”

(6)	Estimated expenses based on the current fiscal year. Expenses attributable to the Fund’s investments in other investment companies, including closed-end funds and ETFs, if any, are currently estimated not to exceed 0.01% of net assets attributable to Common Shares. See “Portfolio Composition and Other Information—Other Investment Companies.”

(7)	The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at Common Share net asset value. The expenses shown do not include the cost of dividends and distributions on FundPreferred shares. The expenses shown would be higher if such cost was included. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE FUND

The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund was organized as a Massachusetts business trust on February 22, 2007, pursuant to a Declaration governed by the laws of The Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund’s principal office is located at 333 West Wacker Drive, Chicago, Illinois 60606, and its telephone number is (800) 257-8787.

USE OF PROCEEDS

The net proceeds of the offering of Common Shares will be approximately $                     ($                     if the Underwriters exercise the over-allotment option in full) after payment of the estimated organization and offering costs. Nuveen has agreed to (i) reimburse all organizational costs of the Fund and (ii) pay all offering costs (other than sales load) that exceed $0.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund’s investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with the Fund’s investment objective and policies within approximately one to two months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term or long-term securities issued by the U.S. Government or its agencies or instrumentalities or in high quality, short-term money market instruments.

THE FUND’S INVESTMENTS

Investment Objective and Policies

The Fund’s investment objective is to provide an attractive level of distributions and capital appreciation. In pursuing its investment objective, the Fund seeks to achieve attractive after-tax Common Share returns in part by reducing and deferring the potential federal income tax liabilities incurred by the Common Shareholders in connection with their investment in the Fund. The Fund seeks to achieve its investment objective by investing primarily in dividend-paying equity securities. The Fund also will invest in Preferred Securities and other fixed income securities. Under normal market circumstances, the Fund will invest at least 80% of its Managed Assets in securities that are eligible to pay tax-advantaged dividends. In addition, the Fund, to a limited extent, will write (sell) call options on various equity market indices. There can be no assurance that the Fund’s investment objective will be achieved.

The Dividend Growth Equity Strategy and the Income-Oriented Strategy

Under normal market circumstances, the Fund will invest primarily in the Dividend Growth Equity Strategy, consisting of dividend-paying equity securities (primarily common stocks). Initially, it is anticipated that 75% of the Fund’s Managed Assets will be allocated to the Dividend Growth Equity Strategy.

The Fund also may invest in the Income-Oriented Strategy, consisting of Preferred Securities and other fixed income securities. Preferred Securities may include investments in preferred stocks and trust preferred securities, convertible preferreds and REIT preferreds. each of which may pay fully taxable dividends. The Fund’s investment in Preferred Securities and other fixed income securities may consist of both fixed and floating rate securities and may include securities that are rated below investment grade or that are unrated but judged to be of comparable quality. Generally, NWQ will focus the Fund’s investments made under the Income-Oriented Strategy on investments in preferred stocks. Initially, it is anticipated that 25% of the Fund’s Managed Assets will be allocated to the Income-Oriented Strategy.

Under normal market circumstances, the Fund expects to be fully invested (at least 95% of its Managed Assets) in the Dividend Growth Equity Strategy and the Income-Oriented Strategy.

Other Investment Techniques, Including Options

The Fund may also employ a variety of other investment techniques for the purposes of managing risk, hedging, creating investment exposure, and generating current income and gains. Each of the Advisers may utilize these investment techniques. These investment techniques include the use of derivative instruments, such as call options, total return and interest rate swaps, futures and forward contracts, and the investment in ETFs, other closed end funds, warrants, REITs and convertible securities. See the Statement of Additional Information for further information on these investments.

The Fund, to a limited extent, will write (sell) call options on various equity market indices. NAM will be responsible for the writing of call options. NAM believes that the strategy of writing index options with respect to a portion of the equity securities held pursuant to the Dividend Growth Equity Strategy can provide, in flat or down markets, the potential for current gains, which may meaningfully reduce the volatility of the Fund’s returns and enhance the Fund’s risk-adjusted returns relative to the returns of various equity market indices over extended periods of time. Further, NAM believes that selling index call options can help achieve potential tax efficiencies because exchange listed options on equity indices generally qualify as “section 1256 contracts” under the Code, on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of the holding period. The Fund expects to write call options primarily on the S&P 500® Index and other broad-based indices, but may from time to time, if NAM deems conditions appropriate, write call options on a variety of other equity market indices or on custom baskets of individual securities. The Fund may also write call options on select market sectors to reduce the Fund’s effective exposure to certain sectors, such as financial services, utilities or energy. Initially, the Fund expects to write call options on equity market indices or securities having an underlying value equal to approximately 25% of the Fund’s Managed Assets. The Fund will not write call options on more than 35% of its Managed Assets. On up to 5% of the Fund’s Managed Assets, the Fund may also buy and sell combinations of call options, put options and futures contracts in both the listed and over-the-counter (“OTC”) markets. Stocks eligible for either a custom basket or single stock option include domestic and non-U.S. stocks. The Fund may employ index options, custom basket options and single stock options.

Over time, the Fund, within the limits referenced above, may vary the extent of its use of call options opportunistically in response to Fund performance and prevailing market conditions, consistent with its investment objective. For example, NAM may reduce the level of call options sold, seeking to increase the Fund’s capital appreciation potential from its equity securities and thus enhance potential total returns. Alternatively, NAM may increase the level of call options sold, seeking to reduce potential volatility of the Fund’s total returns and enhance its risk-adjusted performance. Such variations in the extent of the use of call options may occur, but are not limited to, when the Fund has experienced a significant increase in its net asset value, above the original offering price, and/or its net investment income since inception. There can be no assurance that the Fund’s strategy of writing call options, including potential variation in the extent to which call options are sold, will be successful.

See “Other Matters” for more information.

Other Portfolio Characteristics and Information

Under normal market circumstances:

•	The Fund will invest at least 80% of its Managed Assets in securities that are eligible to pay tax-advantaged dividends.

•	The Fund expects to be fully invested (at least 95% of its Managed Assets) in the Dividend Growth Equity Strategy and the Income-Oriented Strategy.

•

The Fund expects to invest more than 25% of its Managed Assets in equity securities of companies principally engaged in the financial services sector and, to a lesser extent, in other economic sectors, such as the utilities and energy sectors, that historically have provided higher dividend yields than companies in other sectors or industries.

•

The Fund may invest up to 50% of its Managed Assets in securities of non-U.S. issuers that are U.S. dollar denominated or that are converted into ADRs or other types of dollar denominated depository receipts immediately after purchase.

•

The Fund may invest in securities that are rated investment grade or that are unrated but judged to be of comparable quality. Investment grade quality securities are those securities that, at the time of investment, are (i) rated by at least one of the NRSROs within the four highest grades (BBB- or Baa3 or better by S&P, Moody’s or Fitch) or (ii) unrated but judged to be of comparable quality by NWQ. The Fund may invest up to 25% of its Managed Assets in securities that are rated below investment grade. Securities of below investment grade quality are commonly referred to as “junk bonds” and are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. See “Risks—Below Investment Grade Risk.” See Appendix A in the Statement of Additional Information for a description of security ratings.

•

In addition to using financial leverage by incurring Borrowings and issuing FundPreferred shares, the Fund may borrow on a line of credit up to approximately 3% of its Managed Assets for cash management purposes for periods of up to 60 days.

The Fund’s policies noted above are not considered to be fundamental by the Fund and can be changed without a vote of the Common Shareholders. However, the Fund’s policy that it will invest at least 80% of its Managed Assets in securities that are eligible to pay tax-advantaged dividends may only be changed by the Fund’s Board of Trustees following the provision of 60 days’ prior written notice to Common Shareholders.

During temporary defensive periods or in order to keep the Fund’s cash fully invested, including the period during which the net proceeds of the offering of Common Shares are being invested, the Fund may invest in short-term high quality fixed income securities. As such, the Fund may not be able to achieve its investment objective during those periods.

The Fund cannot change its investment objective without the approval of the holders of a “majority of the outstanding” Common Shares and FundPreferred shares voting together as a single class, and of the holders of a “majority of the outstanding” FundPreferred shares voting as a separate class. When used with respect to particular shares of the Fund, a “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less. See “Description of Shares—FundPreferred Shares—Voting Rights” and the Statement of Additional Information under “Description of Shares—FundPreferred Shares—Voting Rights” for additional information with respect to the voting rights of holders of FundPreferred shares.

Overall Fund Management

NAM is the Fund’s investment adviser, responsible for the Fund’s overall investment strategy and its implementation, including allocating the portion of the Fund’s Managed Assets to be invested in the Dividend Growth Equity Strategy and the Income-Oriented Strategy. NAM also will be responsible for the writing of call options. NAM will oversee each Subadviser in its management of its designated portion of the Fund’s portfolio. This oversight will include ongoing evaluation of each Subadviser’s investment performance, quality of investment process and personnel, compliance with Fund and regulatory guidelines, trade allocation and execution, and other factors.

NAM believes that investor interest in higher dividend-paying stocks has significantly increased as a result of the enactment of federal income tax changes providing for reduced federal income tax rates (15%) for tax-advantaged dividends earned by individual investors. The tax law changes and increased investment interest has prompted many companies in recent years to place greater emphasis on dividend policy and to increase dividend payouts. NAM believes these circumstances indicate a growing investment opportunity for active, tax-efficient portfolio strategies that focus upon providing tax-advantaged dividends and seeking long-term capital appreciation through a low turnover approach.

Subadviser Investment Philosophy and Process

Santa Barbara

Investment Philosophy. Santa Barbara believes that common equity share prices are largely driven by market expectations for total returns over an extended period. Santa Barbara also believes that sustainable dividend growth and capital appreciation potential are important to the market’s expectations for the future total return potential of a company’s stock. Higher return and share price expectations may be further reinforced if future dividend payouts are further increased over the longer term. Santa Barbara also believes that the market values of a select portfolio of common stocks indicating the potential for sustained dividend growth are characteristically less volatile over economic and equity market cycles. Higher dividends offer the potential for more consistent returns and serve to cushion market valuations in a downturn, which may augment potential total returns over the longer term.

Premised upon this framework, Santa Barbara’s dividend growth strategy seeks to focus upon the common stocks of high dividend-paying companies and to systematically apply fundamental analysis to identify those companies demonstrating the potential for higher levels of sustainable growth in earnings and dividend payouts. Santa Barbara believes that a portfolio constructed upon these premises offers investors the opportunity to consistently achieve attractive levels of tax-advantaged distributions and capital appreciation over the longer term in excess of its benchmark, the S&P 500® Index, with moderated volatility. The approach to company selection anticipates extended investment holding periods and low turnover, which Santa Barbara believes enhances its strategy’s tax efficiency and serves the goal of minimizing and deferring the federal taxes that may be paid by investors.

Investment Process. Santa Barbara’s investment process begins by identifying a universe of approximately 1,000 companies currently paying dividends on their equity securities. The investment universe, which includes both domestic and non-U.S. companies, is generally restricted to companies with a current market capitalization above $3 billion. Santa Barbara then removes companies that do not pay tax-advantaged dividends, including REITs and limited partnerships, resulting in approximately 900 companies. Santa Barbara then applies quantitative screens to identify high dividend-paying companies, by sector and industry, resulting in approximately 250 companies. Additional screens are then applied to identify companies with high dividend growth rates. From the remaining pool of approximately 100 companies, Santa Barbara applies a “bottom-up” fundamental analysis to evaluate the prospects for sustainable dividend growth and capital appreciation in the future. In selecting companies for potential investment, Santa Barbara evaluates certain factors, including, among others:  a sound business model; strong overall financial position; earnings growth; return on equity; quality of management; potential for dividend growth; market valuation; and the commitment to return cash to shareholders. Following an assessment and ranking process, Santa Barbara constructs a diversified portfolio, which generally may consist of 30 to 60 holdings with broad sector and industrial representation. Since dividend focused strategies can exhibit value-like characteristics and result in greater effective exposure to certain high yielding sectors (such as financial services, utilities and energy), Santa Barbara uses its best efforts to balance its investments by issuer and sector and to add capital appreciation potential with improved portfolio diversification.

NWQ

Investment Philosophy. NWQ’s investment philosophy with respect to the Income-Oriented Strategy involves disciplined bottom-up research that attempts to identify undervalued companies possessing:

•	attractive valuation and fundamentals

•	favorable risk/reward and downside protection

•	catalysts or inflection points leading to an improvement in profitability or recognition of value.

Investment Process. NWQ selects Preferred Securities and other fixed income securities for the Fund through bottom-up fundamental research focusing on both fundamental valuation and qualitative measures. NWQ looks for undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. A catalyst may include a management change, industry consolidation, a company restructuring or a change in a company’s fundamentals. The investment process seeks to add value through active management and thorough research aimed at selecting companies that possess opportunities underappreciated or misperceived by the market. NWQ applies a sell discipline emphasizing elimination or reduction of positions that no longer possess favorable risk/reward characteristics, attractive valuations or catalysts. NWQ performs an objective analysis and review of any portfolio holding that has incurred a material decline in price, but does not apply a mechanical sell discipline.

Tax-Efficient Investing

In pursuing its investment objective, the Fund intends to achieve attractive after-tax Common Share returns in part by reducing and deferring the potential federal income taxes incurred by Common Shareholders in connection with their investment in the Fund.

In managing the Fund’s investment portfolio and operations, NAM intends to use a variety of methods in an effort to reduce and defer federal income taxes incurred by Common Shareholders in connection with their investment in the Fund. The methods include: (i) investing primarily (at least 80% of Managed Assets) in dividend-paying equity securities that qualify for federal income taxation at rates applicable to long-term capital gains while satisfying the holding period and other requirements for favorable tax treatment; (ii) managing the Fund’s investments with a low turnover approach and managing the sale of appreciated stock in order to minimize the Fund’s net realized short-term gains in excess of net realized long-term capital losses; (See “Subadviser—Santa Barbara—Investment Philosophy and Process”); (iii) selling index call options that qualify for treatment as “section 1256 contracts” under the Code on which capital gains and losses are generally treated as 60% long- term and 40% short- term, regardless of the holding period; (iv) limiting the overlap between the Fund’s equity holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis so that the Fund’s equity holdings and index options holdings are not subject to the “straddle rules;” and (v) managing the cost of leverage and other expenses to increase the tax efficiency of the Fund’s distributions.

Although the Fund seeks to reduce and defer potential federal income tax liabilities incurred by Common Shareholders in connection with their investment in the Fund, there can be no assurance that the Fund will be successful in this regard.

The Fund seeks to maximize the percentage of its tax-advantaged distributions to Common Shareholders by investing primarily in equity securities that pay tax-advantaged dividends. Such tax-advantaged dividends will be passed through to individual shareholders who meet holding period and other requirements through the Fund’s distributions. The Fund also may invest a portion of its Managed Assets in Preferred Securities and other fixed income securities that may generate fully taxable ordinary income, but expects that, under normal circumstances, expenses incurred by the Fund will offset a large portion of the Fund’s fully taxable ordinary income, and net short-term capital gains. If the Fund’s expenses completely offset its fully taxable ordinary income and net short-term capital gains, substantially all (at least 90%) of the Fund’s distributions to Common Shareholders will qualify as tax-advantaged. There can be no assurance that the Fund will be successful in this regard.

Tax-advantaged dividends generally include dividends on common stock and preferred stock from domestic corporations and dividends from non-U.S. corporations that meet certain criteria. The Fund will seek to manage its investments and expenses so that at least a vast majority of its distributions will qualify as tax-advantaged dividends, enabling individual investors who meet holding period and other requirements to benefit from this favorable tax treatment. The Fund generally can pass the tax treatment of tax-advantaged dividends it receives through to Common Shareholders. For the Fund to receive tax-advantaged dividends, the Fund must hold stock paying an otherwise tax-advantaged dividend more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 181-day period in the case of certain preferred stocks).

Taxes are a major influence on the net after-tax returns that investors receive on their taxable investments. There are five components of the returns of a regulated investment company that predominately invests in equities, each of which is treated differently for federal income tax purposes: (i) unrealized price appreciation; (ii) distributions of tax-advantaged dividends; (iii) distributions of other investment income; (iv) distributions of net realized short-term capital gains; and (v) distributions of net-realized long-term capital gains. Generally, return from unrealized price appreciation is not taxable until the Common Shareholder sells his or her shares. Under current federal income tax law, distributions of tax-advantaged dividends and long-term capital gains received by individual shareholders are taxed at long-term capital gain rates, which currently reach a maximum of 15% (provided certain holding period requirements are satisfied). Generally, return of capital distributions are not taxable and instead reduce a Common Shareholder’s basis in his or her shares. For individual taxpayers, distributions of net investment income other than tax-advantaged dividends and distributions of net realized short-term gains (generally, gains on investments held for one year or less) are taxed as ordinary income, at rates as high as 35%. Returns derived from price appreciation of securities remaining in the Fund’s portfolio (i.e., unrealized capital gains) are untaxed until the shareholder sells his or her shares. As described above, the Fund seeks to achieve favorable after-tax returns in part by reducing the taxes incurred by shareholders in connection with the Fund’s net investment income and net realized gains.

In order for otherwise tax-advantaged dividends from the Fund received by individual shareholders to be taxable at long-term gain rates, the shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends that would have the effect of repealing such favored treatment and reimposing higher tax rates applicable to ordinary income unless further legislative action is taken. The provisions of the Code applicable to tax-advantaged dividends are effective through 2010. Thereafter, higher tax rates will apply unless further legislative action is taken by Congress.

See “Tax Matters” for more information.

Portfolio Composition and Other Information

The Fund’s portfolio will be composed principally of the following investments. More detailed information about the Fund’s portfolio investments are contained in the Statement of Additional Information.

Common Stocks.    As part of the Fund’s Dividend Growth Equity Strategy, the Fund will invest in dividend-paying equity securities consisting primarily of common stocks of mid- to large-cap companies that have attractive dividend income and the potential for future dividend growth and capital appreciation. Common stocks generally represent an ownership interest in an issuer, without preference over any other class of securities, including such issuer’s fixed income securities and senior equity securities. Dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the Fund may benefit from capital appreciation of an issuer’s common stock.

Although common stocks historically have generated higher average returns than fixed income securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market. A drop in the stock market may depress the prices of common stocks held by the Fund or to which it has exposure.

Preferred Securities.    As part of the Fund’s Income-Oriented Strategy, the Fund will invest in a portfolio of Preferred Securities and other fixed income securities. Generally, NWQ will focus the Fund’s investments made under the Income-Oriented Strategy on investments in preferred stocks. The Fund’s investment in Preferred Securities may consist of both fixed and floating rate securities. Preferred Securities, like common stocks, represent an equity ownership in an issuer. Generally, Preferred Securities have a priority of claim over common stocks in dividend payments and upon liquidation of the issuer. Unlike common stocks, Preferred Securities do not usually have voting rights. Preferred Securities in some instances are convertible into common stock.

Although they are equity securities, Preferred Securities have certain characteristics of both fixed income securities and common stock. They are fixed income-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on Preferred Securities must be declared by the issuer’s board of directors. In addition, distributions on Preferred Securities may be subject to deferral and thus may not be automatically payable. Income payments on some Preferred Securities are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. Other Preferred Securities are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on Preferred Securities in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative Preferred Securities, although the Subadvisers would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Preferred Securities in which the Fund may invest include floating rate securities. Floating rate securities will pay dividends (to the extent declared) at rates that will readjust periodically (generally expected to be quarterly). These securities typically will pay a dividend at a per annum rate equal to the rate paid on three-month U.S. dollar deposits in Europe, which is commonly referred to as LIBOR, plus a specified spread, which is expected to differ depending on the issuer and the market for the issuer’s floating rate securities at the time of their issuance.

Shares of Preferred Securities have a liquidation value that generally equals their original purchase price at the date of issuance. The market values of Preferred Securities may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates or the characterization of dividends as tax-advantaged.

Because the claim on an issuer’s earnings represented by Preferred Securities may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem Preferred Securities, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying Preferred Securities may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Below Investment Grade Securities.    The Fund may invest up to 25% of its Managed Assets in securities that are rated below investment grade. Securities rated below investment grade are judged to have speculative elements. The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations that they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Subadvisers also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Subadvisers’ credit analysis than would be the case when the Fund invests in rated securities. See Appendix A in the Statement of Additional Information for a description of security ratings.

Non-U.S. Securities.    The Fund will invest in securities of non-U.S. issuers that are U.S. dollar denominated or that are converted into ADRs or other types of dollar denominated depositary receipts immediately after purchase. The Fund may invest in any region of the world.

Financial Services Company Securities.    Although the Fund does not intend to invest more than 25% of its Managed Assets in any single industry within the financial services sector, the Fund expects to invest more than 25% of its Managed Assets in securities issued by companies "principally engaged" in the financial services sector. A company is "principally engaged" in the financial services sector if it owns financial services-related assets that constitute at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Call Options.    The Fund, to a limited extent, will write (sell) call options on various equity market indices. The Fund will write call options primarily on the S&P 500® Index and other broad-based indices, but may from time to time, if NAM deems conditions appropriate, write call options on a variety of other equity indices or custom baskets of individual securities. The Fund may also write call options on select market sectors to reduce the Fund’s effective exposure to certain sectors, such as financial services, utilities or energy. Initially, the Fund expects to write call options on equity market indices or securities having an underlying value equal to approximately 25% of the Fund’s Managed Assets. The Fund will not write call options on more than 35% of its Managed Assets. Generally, the Fund expects to sell index call options that are exchange listed and that are “European style” meaning that the options only may be exercised on the expiration date of the call option. Options on an index differ from options on individual securities because (i) the exercise of an index call option requires cash payment and does not involve the actual purchase of securities, (ii) the holder of an index call option has the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than exercise price of the option and (iii) index call options reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

As the seller of an index call option, the Fund creates the potential for a liability to the extent the index underlying the call option appreciates to a level above the strike price. Generally, the Fund intends to sell index call options that are near or “at-the-money” (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the index), although they also may be sold “in-the-money” (i.e, the exercise price is below the current level of the cash value of the index) or “out-of-the-money” (i.e., the exercise price is above the current level of the cash value of the index). The Fund, in effect, sells the potential appreciation in the value of the portion of the dividend-paying equity securities held pursuant to the Dividend Growth Equity Strategy subject to call options in exchange for the premium. If, at expiration, the purchaser exercises the index call option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the exercise price of the index call option. By selling call options on less than the full value of the Dividend Growth Equity Strategy, the Fund retains any capital appreciation on the portion of the dividend-paying equity securities held pursuant to the Dividend Growth Equity Strategy not effectively subject to the call options.

The premium, the exercise price and the market value of the index underlying the call option at expiration or contract termination determine the gain or loss realized by the Fund as the seller of the index call option.

Convertible Securities.    Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). Convertible securities have general characteristics similar to both fixed income securities and common stocks. The interest paid on convertible securities may be fixed or floating rate. Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, will also react to the variations in the general market for common stocks. Depending upon the relationship of the conversion price to the market value of the underlying common stock, a convertible security may trade more like a common stock than a fixed income instrument.

REITs.    REITs are companies that own and manage real estate, including apartment buildings, offices, shopping centers, industrial buildings and hotels. By investing in REITs, the Fund may gain exposure to the real estate market with greater liquidity and diversification than through direct ownership of property, which can be costly and require ongoing management and maintenance, and which can be difficult to convert into cash when needed. Generally, dividends paid by REITs will be fully taxable as ordinary income.

Corporate Debt Instruments.    Corporate debt instruments generally are used by corporations to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.

Commercial Paper.    Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Exchange-Traded Funds (ETFs).    The Fund may invest in ETFs, which are investment companies that aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market, Inc. (“NASDAQ”). ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. See also “—Other Investment Companies.”

Futures and Forward Contracts.    Futures contracts are agreements in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. Forward contracts are agreements to purchase or sell a specified security at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers and are usually for less than one year, but may be renewed. Forward contracts are generally purchased or sold in OTC transactions.

Interest Rate and Total Return Swaps.    The Fund may invest in interest rate and total return swaps. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. In an interest rate swap, the Fund and another party typically exchange their respective commitments to pay each other floating for fixed rates of interest at a floating rate referenced to local short-term interest rates and a fixed rate referenced to U.S. interest rates. In a total return swap, the Fund exchanges with another party their respective commitments to pay or receive the total return of an underlying asset and a floating local short-term interest rate.

The Fund usually will enter into interest rate swaps and total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If a swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund.

Warrants.    A warrant is a certificate that gives the holder of the warrant the right to buy, at a specified time or specified times, from the issuer of the warrant, the common stock of the issuer at a specified price.

Depositary Receipts—ADRs, EDRs, and GDRs.    The Fund may purchase depositary receipts such as ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies.

Mortgage-Backed Securities.    The Fund may invest in mortgage-backed securities, which represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality, though not necessarily backed by the full faith and credit of the U.S., or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage banks, commercial banks, investment banks, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage-backed securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

U.S. Government Debt Securities.    U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the U.S. These securities include U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration. U.S. Government agency securities include debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the U.S. These securities may not be backed by the full faith and credit of the U.S. U.S. Government-sponsored enterprises and instrumentalities are not agencies of the U.S. Government. Government sponsored enterprises are private corporations sponsored by the Federal government, such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Association. Securities issued by these entities are not generally supported by the full faith and credit of the U.S. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only where the Fund is satisfied that the credit risk with respect to the issuers is minimal.

Repurchase Agreements.    The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell that security at a higher price) with respect to its permitted investments. The Fund’s repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked-to-market daily.

Structured Notes.    The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments.

Illiquid Securities.    The Fund may invest in securities and other instruments that, at the time of investment, are illiquid (i.e., securities that are not readily marketable). For this purpose, illiquid securities may include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), that are deemed to be illiquid, and certain repurchase agreements. The assets used to cover OTC derivatives used by the Fund will be considered illiquid until the OTC derivatives are sold to qualified dealers who agree that the Fund may repurchase them at a maximum price to be calculated by a formula set forth in an agreement. The “cover” for an OTC derivative subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the derivative.

When-Issued and Delayed Delivery Transactions.    The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the securities prior to settlement and, because securities are subject to market fluctuations, the value of the securities at time of delivery may be less (or more) than their cost. A separate account of the Fund will be established with its custodian consisting of cash equivalents or liquid securities having a market value at all times at least equal to the amount of any delayed payment commitment.

Other Investment Companies.    The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its Managed Assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the Fund may invest directly. The Fund generally expects that it may invest in other investment companies and/or pooled investment vehicles either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Borrowings and/or FundPreferred shares, or during periods when there is a shortage of attractive securities of the types in which the Fund may invest in directly available in the market. As an investor in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisers will take expenses into account when evaluating the investment merits of an investment in the investment company relative to available securities of the types in which the Fund may invest directly. In addition, the securities of other investment companies also may be leveraged and therefore will be subject to the same leverage risks described herein. As described in the section entitled “Risks— Leverage Risk,” the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

Portfolio Turnover.    The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objective. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 20% to 25% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in a Subadviser’s opinion, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Although these commissions and expenses are not reflected in the Fund’s “Total Annual Expenses and Dividends on FundPreferred Shares” on page 18 of this Prospectus, they will be reflected in the Fund’s total return. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See “Tax Matters.”

PROPOSED USE OF LEVERAGE

Following completion of this offering, the Fund intends to seek to increase Common Share net income and returns through Borrowings and issuing FundPreferred shares. The Fund intends to use leverage by using Borrowings and issuing FundPreferred shares in an aggregate amount of approximately 33% of the Fund’s Managed Assets. Initially, the Fund intends that Borrowings will represent approximately 20 to 25% of Managed Assets with the balance of leverage proceeds coming from FundPreferred shares. The amount of outstanding Borrowings and/or FundPreferred shares may vary with prevailing market or economic conditions. The Fund currently expects to (i) borrow money at rates generally available to institutional investors as soon as possible after the completion of the Common Share offering in an amount currently anticipated to represent approximately 22% of the Fund’s Managed Assets; and (ii) issue FundPreferred shares in an amount currently anticipated to represent approximately 11% of the Fund’s Managed Assets. The timing and terms of any leverage transactions will be determined by the Fund’s Board of Trustees. Unless and until the Fund uses leverage, this section will not apply.

The Fund intends to apply for ratings from a NRSRO (most likely S&P, Moody’s and/or Fitch) for any commercial paper or notes and FundPreferred shares it may issue. The Fund presently anticipates that any commercial paper or notes that it intends to issue initially would be given ratings of at least        AA/Aa (or the equivalent short-term ratings) by such NRSROs as S&P (“AA”), Moody’s (“Aa”) or Fitch (“AA”). Also, the Fund anticipates that any FundPreferred shares that it intends to issue initially would be given ratings of at least AA/Aa by such NRSROs as S&P (“AA”), Moody’s (“Aa”) or Fitch (“AA”).

Borrowings and FundPreferred shares will each have seniority over the Common Shares. The use of Borrowings and the issuance of FundPreferred shares will leverage the Common Shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Changes in the value of the Fund’s portfolio securities, including costs attributable to Borrowings or FundPreferred shares, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund uses leverage, the fees paid to NAM (and to the Subadvisers) for advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets.

Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless immediately after the borrowing or commercial paper or note issuance the value of the Fund’s total assets less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Under the 1940 Act, the Fund is not permitted to issue its own preferred shares unless immediately after the issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s asset coverage less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s asset coverage less liabilities other than borrowings is at least 200% of such liquidation value. If FundPreferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem FundPreferred shares from time to time to the extent necessary in order to maintain coverage of any FundPreferred shares of at least 200%. If FundPreferred shares are outstanding, two of the Fund’s trustees will be elected by the holders of FundPreferred shares, voting separately as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and FundPreferred shares voting together as a single class. In the event the Fund failed to pay dividends on FundPreferred shares for two years, FundPreferred shares would be entitled to elect a majority of the trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares.

The Fund may be subject to certain restrictions imposed by either guidelines of one or more NRSROs that may issue ratings for commercial paper or notes, FundPreferred shares, or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Advisers from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs or lenders would impede its ability to meet its investment objective, or if the Fund is unable to obtain the rating on Borrowings (expected to be at least AA/Aa or the equivalent short-term ratings) or FundPreferred shares (also expected to be at least AA/Aa), the Fund will not incur Borrowings or issue FundPreferred shares.

Assuming the utilization of leverage through (i) Borrowings in the aggregate amount currently anticipated to represent approximately 22% of the Fund’s Managed Assets and (ii) issuing FundPreferred shares in an amount currently anticipated to represent approximately 11% of the Fund’s Managed Assets, at a combined interest, dividend or payment rate of 5.41% payable on such leverage, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 1.786% in order to cover such dividend payments or interest or payment rates and other expenses specifically related to Borrowing or FundPreferred shares. Of course, these numbers are merely estimates, used for illustration. Actual dividend, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio net of expenses) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further reflects the use of Borrowings and/or the issuance of FundPreferred shares representing 33% of the Fund’s Managed Assets, and the Fund’s currently projected annual dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of 5.41%. See “Risks—Leverage Risk.”

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(17.59)%	(10.13)%	(2.67)%	4.80%	12.26%

Common Share total return is comprised of two elements — the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on Borrowings and dividends on FundPreferred shares) and gains or losses on the value of the securities the Fund owns. As required by the Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the tax-advantaged dividends and other income it receives on its portfolio investments will be entirely offset by losses in the value of those portfolio securities.

RISKS

The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

No Prior History

The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

Investment and Market Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund will use leverage, which magnifies the securities market risks described above. See “Proposed Use of Leverage.”

Market Discount from Net Asset Value and Expected Reductions in Net Asset Value

Shares of closed-end investment companies like the Fund frequently trade at prices lower than their net asset value, which creates a risk of loss for investors when they sell shares purchased in the initial public offering. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and have during other periods traded at prices lower than net asset value. Proceeds from the sale of Common Shares in this offering will be reduced by 4.5% (the amount of the sales load as a percentage of the offering price), making the Fund’s net asset value per Common Share equal to $19.10. The net asset value of the Fund and the net asset value per Common Share are then further reduced by the amount of offering expenses paid by the Fund (estimated to be an additional 0.20% as a percentage of the offering price). Whether investors will realize gains or losses upon the sale of the Common Shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor’s purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price. The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.

Common Stock Risk

Under normal circumstances, the Fund will allocate its Managed Assets primarily to the Dividend Growth Equity Strategy consisting of dividend-paying equity securities that include common stocks. Common stocks generally represent an ownership interest in an issuer, without preference over any other class of securities, including such issuer’s fixed income securities and senior equity securities. Although common stocks historically have generated higher average returns than fixed income securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks held by the Fund or to which it has exposure.

Tax Risk

The tax treatment and characterization of the Fund’s distributions may vary from time to time because of the varied nature of the Fund’s investments. The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. In addition, there is a possibility that the Fund may make total distributions during a calendar year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that calendar year. For example, because of the nature of the Fund’s investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund’s total distributions exceed net investment income and net realized capital gains would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder’s tax basis in his Common Shares, with any amounts exceeding such basis treated as gain from the sale of his Common Shares. While a portion of the Fund’s distributions may be classified as tax-advantaged dividends, enabling individual investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of the Fund’s distributions that will be tax-advantaged dividends.

The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and Treasury Regulations promulgated thereunder and future changes in tax laws and regulations, including changes resulting from the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends that would have the effect of repealing such favored treatment and reimposing higher tax rates applicable to ordinary income unless further legislative action is taken. The provisions of the Code applicable to tax-advantaged dividends are effective through 2010. Thereafter, higher tax rates will apply unless further legislative action is taken by Congress. There can be no assurances that after 2010 such tax-advantaged dividends will be available to the Fund and its Common Shareholders.

In addition, in order for otherwise tax-advantaged dividends from the Fund received by individual shareholders to be taxable at long-term capital gain rates, a shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Failure by a shareholder to satisfy the holding period requirements will cause Fund distributions that otherwise would qualify as tax-advantaged dividends to be taxable to the shareholder at ordinary income rates.

Dividend Risk

A portion of the net investment income paid by the Fund to its Common Shareholders is derived from dividends it receives from the equity securities held pursuant to the Divided Growth Equity Strategy and the Preferred Securities and other fixed income securities held pursuant to the Income-Oriented Strategy. Dividends paid on securities held by the Fund can vary significantly over the short-term and long-term. Dividends on securities are not fixed, but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.

Non-U.S. Securities Risk

The Fund will invest in securities of non-U.S. issuers that are U.S. dollar denominated or that are converted into ADRs or other types of dollar denominated depositary receipts immediately after purchase. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: (i) less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, an Adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) possible seizure, expropriation or nationalization of the company or its assets; (vii) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and/or interest to investors located outside the U.S., due to blockage of foreign currency exchanges or otherwise; and (viii) withholding and other non-U.S. taxes may decrease the Fund’s return. These risks are more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region.

Economies and social and political climates in individual countries may differ unfavorably from the U.S. Non-U.S. economies may have less favorable rates of gross domestic product growth, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund’s investments and the availability to the Fund of additional investments in such countries. In addition, risks of investments in emerging market countries, which may be considered speculative, are usually much greater.

Preferred Securities Risk

Preferred Securities involve credit risk, which is the risk that a Preferred Security will decline in price or fail to make dividend payments when due because the issuer of the security experiences a decline in its financial status. In addition to credit risk, investments in Preferred Securities involve certain other risks. Certain Preferred Securities contain provisions that allow an issuer under certain circumstances to skip distributions (in the case of “non-cumulative” preferred securities) or defer distributions (in the case of “cumulative” preferred securities). If the Fund owns a Preferred Security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income from that security. In certain varying circumstances, an issuer may redeem its Preferred Securities prior to a specified date in the event of certain tax or legal changes or at the issuer’s call. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred Securities typically do not provide any voting rights, except in cases when dividends are in arrears for a specified number of periods. Preferred Securities are subordinated to bonds and other fixed income instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those fixed income instruments.

Leverage Risk

Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include higher volatility of the net asset value of the Common Shares, the likelihood of more volatility in the market value of the Common Shares and the possibility that (i) Common Share income will fall if the interest rate on Borrowings or the dividend rate on FundPreferred shares rises, (ii) Common Share income will fluctuate because the interest rate on Borrowings or the dividend rate on FundPreferred shares varies, or (iii) Common Share long-term returns will be diminished if the cost of leverage exceeds the return on the securities acquired by the Fund with the proceeds of leverage.

So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Shares to realize higher net return than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Shares will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that the Fund’s leverage strategy will be successful. The Fund will pay (and Common Shareholders will bear) any costs and expenses relating to the issuance and ongoing maintenance of any Borrowings and FundPreferred shares (for example, distribution related expenses such as a participation fee paid at what it expects will be an annual rate of 0.25% of FundPreferred share liquidation preference to broker-dealers successfully participating in FundPreferred share auctions).

Any decline in the net asset value of the Fund’s investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund’s portfolio declines, the use of leverage by the Fund will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease also will tend to cause a greater decline in the market price for the Common Shares. To the extent that the Fund is required or elects to prepay any Borrowings or redeem any FundPreferred shares, the Fund may need to liquidate investments to fund such prepayments or redemptions. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders.

If the Fund seeks an investment grade rating from a NRSRO for any commercial paper, notes or FundPreferred shares issued by the Fund (which the Fund expects to do), asset coverage or portfolio composition provisions in addition to and more stringent than those required by the 1940 Act may be imposed in connection with the issuance of such a rating. Any lender from which the Fund borrows may require additional asset coverage and portfolio composition provisions as well as restrictions on the Fund’s investment practices. The Fund also may borrow on a line of credit up to approximately 3% of its Managed Assets for cash management purposes for periods of up to 60 days. See “Risks—Line of Credit Risk.”

Concentration Risk

The Fund expects to invest more than 25% of its Managed Assets in equity securities of companies principally engaged in the financial services sector. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting that sector.

A company is “principally engaged” in the financial services sector if it owns financial services-related assets that constitute at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. Concentration of investments in the financial services sector includes the following risks:

•	regulatory actions—financial services companies may suffer a setback if regulators change the rules under which they operate;

•	changes in interest rates—unstable interest rates can have a disproportionate effect on the financial services sector;

•

concentration of loans—financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that effect that sector; and

•	competition—financial services companies have been effected by increased competition, which could adversely effect the profitability or viability of such companies.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities, such as certain Preferred Securities, will decline in value because of increases in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise.

During periods of declining interest rates, the issuer of certain types of securities may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Fixed income securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of lower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the Fund’s investments in fixed income securities, such as preferred securities, and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful.

Below Investment Grade Risk

The Fund may invest up to 25% of its Managed Assets in securities that are rated below investment grade. Investments in securities of below investment grade quality, commonly referred to as “junk bonds,” may involve a substantial risk of loss. Investments in securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Investments in securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for fixed income investments in securities of below investment grade quality tend to be more volatile and such investments tend to be less liquid than investment grade securities.

Call Option Risk

As the seller of call options on various equity market indices, the Fund creates the potential for a liability to the extent the index or the basket of securities underlying a call option appreciates to a level above the strike price. Therefore, the Fund may not fully participate in any appreciation of the dividend-paying common stocks held pursuant to the Dividend Growth Equity Strategy as would the Fund if it did not write index call options or call options on baskets of securities. As a result, the Fund’s performance may be lower than the actual aggregate performance of the Dividend Growth Equity Strategy. In addition, the Fund will continue to bear the risk of declines in the value of the dividend paying equity securities that serve as collateral for the written options. The extent of the Fund’s exposure to call option risk will vary depending on the degree to which index call options or call options on baskets of securities are written. In addition, the value of any index call options or call options on baskets of securities written by the Fund, which will be priced daily, will be affected by, among other things, changes in the value of the index or baskets of securities underlying the options and the remaining time to the options’ expiration. Moreover, the returns of the Dividend Growth Equity Strategy may be less than the returns of the index underlying the index call options or the returns of the baskets of securities underlying the call options on securities written by the Fund, and thus may not serve to hedge completely the Fund’s liabilities under such options.

The extent of the Fund’s call option writing activity will depend on market conditions and an ongoing assessment by NAM of the attractiveness (from a risk/reward standpoint) of writing call options.

The Fund generally will write index call options in exchange-traded transactions, but may write options sold in OTC transactions. The value of call options traded on exchanges can be adversely affected if the market for the options becomes less liquid or smaller. Exchanges may suspend trading of options in volatile markets, which may also adversely affect a counterparty’s willingness to enter into OTC transactions. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous for the Fund to do so. Trading suspensions may limit the Fund’s ability to achieve its investment objective. To the extent call options are sold in OTC transactions, the Fund will be exposed to the risk that counterparties to these transactions, for whatever reason, will be unable to meet their obligations under the arrangements, which generally will be equal to the amount, if any, by which the Fund’s positions are “in-the-money.” The Fund may have contractual remedies pursuant to an option contract, but there is no guarantee that the Fund would be successful in pursuing them. The Fund thus assumes the risk that it will be delayed or prevented from obtaining payments that it is owed by a defaulting counterparty. NAM may not be able to negotiate OTC options on custom baskets at times and at prices suitable to the Fund.

Because the Fund intends to write index call options and call options on baskets of securities, the Fund may incur certain fees and expenses that are not applicable to (and not reflected in the performance of) a portfolio consisting solely of dividend-paying equity securities, Preferred Securities and other fixed income securities, such as, among others, the transaction costs associated with writing the call options. Additionally, because writing index call options or call options on baskets of securities creates the potential for a liability to the extent the index or baskets of securities underlying the call options written by the Fund appreciate to a level above the strike price, an investment in the Fund is not the same as an investment linked to an index, the securities underlying the index or the securities underlying the baskets of securities.

NAM may not be successful in writing call options. As a result of the foregoing considerations, writing index call options may not enhance risk-adjusted returns or offset Dividend Growth Equity Strategy losses, if any.

Line of Credit Risk

The Fund also may borrow up to approximately 3% of its Managed Assets from banks pursuant to a line of credit for cash management purposes for periods of up to 60 days. In addition to the risks of Borrowings described under “—Leverage Risk,” the costs associated with such Borrowings may reduce the Fund’s returns.

Mid-Cap Company Risk

The Fund may invest in companies whose market capitalization is considered middle-sized or “mid-cap.” Mid-cap companies often are newer or less established companies than larger capitalization companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of mid-cap companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Illiquid Securities Risk

The Fund may invest in securities and other instruments that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Derivatives Risk

The Fund’s use of derivatives, such as call options, total return and interest rate swaps, futures and forward contracts, involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Whether the Fund’s use of derivatives is successful will depend on, among other things, if the Advisers correctly forecast market movements, changes in non-U.S. exchange and interest rates, and other factors. If the Advisers incorrectly forecast these and other factors, the Fund could underperform. Utilization of derivatives contracts also involves the risk of imperfect correlation in movements in the values of these derivatives and movements in the value of the underlying securities. In addition, any increase or decrease in the value of the derivatives contracts may not be sufficient to generate returns in excess of the transaction costs to the Fund of entering into the transactions. The derivatives market is largely unregulated. It is possible that developments in the derivatives market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing contracts or to realize amounts to be received under such contracts.

Inadequate Return Risk

Distributions paid by the Fund to its Common Shareholders are derived in part from realized capital gains and dividends from the Fund’s investments in equity securities and total returns generated from the Fund’s other investment techniques. The total return generated by the Fund’s investments can vary widely over the short-term and long-term. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.

Convertible Security Risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock.

Market Disruption Risk

Certain events have a disruptive effect on the securities markets, such as terrorist attacks (including the terrorist attacks in the U.S. on September 11, 2001), war and other geopolitical events. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any period of rising inflation, interest rates on Borrowings and FundPreferred share dividend rates would likely increase, which would tend to further reduce returns to Common Shareholders.

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Certain Affiliations

Certain broker-dealers may be considered to be affiliated persons of the Fund, NAM, Santa Barbara and NWQ, and/or Nuveen. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate. See also “Management of the Fund—Investment Adviser and Subadvisers.”

New Types of Securities

New types of securities that pay tax-advantaged dividends, including Preferred Securities having features other than those described herein, may in the future be offered. The Fund reserves the right to invest in these securities if the Subadviser responsible for the investment believes that doing so would be consistent with the Fund’s investment objective and policies. Because the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Anti-Takeover Provisions

The Declaration and By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws.”

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the Fund’s management, including supervision of the duties performed by the Advisers. The names and business addresses of the Fund’s trustees and officers and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the Statement of Additional Information.

Investment Adviser and Subadvisers

NAM will be responsible for the Fund’s overall investment strategy and its implementation, including allocating the portion of the Fund’s Managed Assets to be invested in the Dividend Growth Equity Strategy and the Income-Oriented Strategy. NAM also will be responsible for the writing of call options. NAM also is responsible for the selection of the Subadvisers and ongoing monitoring of the Subadvisers, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

NAM, 333 West Wacker Drive, Chicago, Illinois 60606, a registered investment adviser, is a wholly owned subsidiary of Nuveen Investments. Founded in 1898, Nuveen Investments and its affiliates had approximately $166 billion of assets under management as of March 31, 2007. Nuveen Investments is a publicly-traded company. NAM had approximately $65 billion in assets under management as of March 31, 2007. At such time as the Fund receives an exemptive order permitting it to do so, or as otherwise permitted by the 1940 Act or the rules thereunder, the Fund may, without obtaining approval of the Common Shareholders, retain an unaffiliated subadviser to perform some or all of the portfolio management functions on the Fund’s behalf.

Rob A. Guttschow, CFA, has been a Managing Director and Derivative Overlay Manager at NAM since May 2004. Mr. Guttschow received his B.S. and his M.B.A. from the University of Illinois at Urbana/Champaign and is a member of the CFA Society of Chicago. He is responsible for developing and implementing derivatives-based hedging strategies for NAM. Prior to joining NAM, Mr. Guttschow was a Managing Director and Senior Portfolio Manager at Lotsoff Capital Management (“LCM”). While at LCM, Mr. Guttschow managed a variety of taxable fixed income portfolios and enhanced equity index products totaling $1.5 billion. He has served as a member of the TRIAD group for the CFA Society of Chicago.

John A. Gambla, CFA, FRM, has been a Vice President, Senior Quantitative Portfolio Manager at NAM, since February 2007, responsible for designing and managing equity and alternative investment portfolios. Mr. Gambla received his B.A. and his B.S. from the University of Illinois at Urbana/Champaign. He received his M.B.A. from the University of Chicago and is a member of the CFA Society of Chicago. Prior to his current position, Mr. Gambla was a Senior Trader and Quantitative Specialist for NAM (since 2003), and a portfolio manager for Nuveen’s closed-end fund managed account. Mr. Gambla joined Nuveen in 1992 as an Assistant Portfolio Manager.

Santa Barbara

Santa Barbara, 200 E. Carrillo Street, Santa Barbara, California 93101, is the Fund’s subadviser responsible for managing the Fund’s Dividend Growth Equity Strategy, subject to the oversight of NAM and the Fund’s Board of Trustees.

Santa Barbara, a registered investment adviser, is a wholly owned subsidiary of Nuveen. Founded in 1987, Santa Barbara had approximately $5 billion in assets under management as of March 31, 2007. Nuveen Investments purchased Santa Barbara in October 2005. Santa Barbara is organized as a Delaware member-managed limited liability company, with Nuveen Investments as its sole managing member. Prior to its acquisition by Nuveen Investments, Santa Barbara was owned by the principals of the firm. Santa Barbara specializes in fundamental, bottom-up research to select growth companies. Santa Barbara also serves as subadviser to one open-end mutual fund, the Nuveen Santa Barbara Dividend Growth Fund (NSBAX), that employs a similar strategy used by the Fund in the Dividend Growth Equity Strategy.

James Boothe, CFA, joined Santa Barbara in 2002 as a Portfolio Manager. His investment management career began in 1978. His prior affiliations include: USAA Investment Management Co., San

Juan Asset Management, Bradford & Marzec, and Farmers Insurance Group. He earned a BBA in Finance from Kent State University and an MBA from Loyola Marymount University.

NWQ

NWQ, 2049 Century Park East, 4th Floor, Los Angeles, California, 90067, is the Fund’s Subadviser responsible for managing the portion of the Fund’s Managed Assets allocated to the Income-Oriented Strategy, subject to the oversight of NAM and the Fund’s Board of Trustees. NWQ is a subsidiary of Nuveen. Nuveen owns a controlling interest of NWQ and key management owns a non-controlling minority interest. NWQ specializes in the management of value-oriented equity portfolios across all capitalization ranges. NWQ, a registered investment adviser, and its predecessors commenced operations in 1982 and had approximately $36 billion in assets under management as of March 31, 2007.

Michael Carne, CFA, is a Managing Director and Portfolio Manager at NWQ. Prior to joining NWQ in 2002, Mr. Carne managed institutional and private client fixed income and balanced portfolios for over ten years. During this time, he held assignments as Director of Global Fixed Income at ING Aeltus, as Chief Investment Officer of a Phoenix Home Life affiliate and was a principal in Carne, O’Brient, Ferry & Roth, LLC, and Standard Asset Management. At NWQ, he is head of taxable fixed income and preferred securities portfolio management. Mr. Carne graduated from the University of Massachusetts with a BBA degree in Finance and received his MBA from Harvard University.

Additional information about the portfolio managers’ compensation, other accounts managed by them and other information is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Investment Management Agreement and Subadvisory Agreements

Pursuant to an investment management agreement between NAM and the Fund, the Fund has agreed to pay an annual management fee for the services and facilities provided by NAM, payable on a monthly basis, based on the sum of a fund-level fee and a complex-level fee, as described below, according to the following schedule:

Fund-Level Fee.    The fund-level fee shall be applied according to the following schedule:

Fund-Level Average Daily Managed Assets	Fund-Level Fee Rate
Up to $500 million	0.8000%
$500 million to $1 billion	0.7750%
$1 billion to $1.5 billion	0.7500%
$1.5 billion to $2 billion	0.7250%
$2 billion and over	0.7000%

Complex-Level Fee.    The complex-level fee shall be applied according to the following schedule:

Complex-Level Daily Managed Assets(1)	Total Complex- Level Assets	Complex-Level Marginal Rate	Effective Complex-Level Fee Rate
First $55 billion	$55 billion	0.2000%	0.2000%
Next $1 billion	$56 billion	0.1800%	0.1996%
Next $1 billion	$57 billion	0.1600%	0.1989%
Next $3 billion	$60 billion	0.1425%	0.1961%
Next $3 billion	$63 billion	0.1325%	0.1931%
Next $3 billion	$66 billion	0.1250%	0.1900%
Next $5 billion	$71 billion	0.1200%	0.1851%
Next $5 billion	$76 billion	0.1175%	0.1806%
Next $15 billion	$91 billion	0.1150%	0.1698%

(1)	With respect to complex-level Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-level Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-level Managed Assets shall be 0.1400% until such time as a different rate or rates is determined. Complex-level Managed Assets are the aggregate Managed Assets of all Nuveen-branded closed-end and open-end registered investment companies organized in the U.S. Complex-level Managed Assets were approximately $72.8 billion as of March 31, 2007.

In addition to NAM’s management fee, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with NAM), custodian, transfer agency and dividend disbursing expenses, legal fees, expenses of independent registered accounting firm, expenses of repurchasing shares, expenses associated with any Borrowings, expenses of issuing any FundPreferred shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, listing fees and taxes, if any. All fees and expenses are accrued daily and deducted before payment distributions to shareholders.

The basis for the Board of Trustee’s initial approval of the Fund’s investment management agreement and the investment subadvisory agreements will be provided in the Fund’s initial shareholder report. The basis for subsequent continuations of the Fund’s investment management agreement and the subadvisory agreements will be provided in annual or semi-annual reports to shareholders for the periods during which such continuations occur.

Santa Barbara Subadvisory Fee

Pursuant to an investment subadvisory agreement between NAM and Santa Barbara, Santa Barbara will receive from NAM a management fee based on the Fund’s daily Managed Assets managed by Santa Barbara, payable on a monthly basis:

Average Daily Managed Assets	Management Fee Rate
Up to $125 million	0.4000%
$125 million to $250 million	0.3875%
$250 million to $500 million	0.3750%
$500 million to $1 billion	0.3625%
$1 billion to $2 billion	0.3500%
Over $2 billion	0.3250%

NWQ Subadvisory Fee

Pursuant to an investment subadvisory agreement between NAM and NWQ, NWQ will receive from NAM a management fee based on the Fund’s daily Managed Assets managed by NWQ, payable on a monthly basis, equal to 0.3250% of the Fund’s average daily Managed Assets.

NET ASSET VALUE

The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, long positions are valued at the last available bid price and short positions are valued at the last available ask price. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Generally, readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by an Adviser to be OTC, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Board of Trustees deem appropriate to reflect their fair market value. Long Positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees. However, certain fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Trustees to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also OTC, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities. In addition, if it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees, or its designee, may determine the fair value for the security.

When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, will be determined by obtaining dealer quotations. Other investments, including futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Fund believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Generally, trading in mortgage-backed securities, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined at such times.

With respect to fixed income securities, the Fund may use an independent pricing service to value those fixed income securities at their market value or at a fair value determined by the independent pricing service. The Fund will use the fair value method to value fixed income securities if the independent pricing service is unable to provide a market or fair value for them or if the market value provided by the independent pricing service is deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its Managed Assets would materially affect net asset value.

Securities that are fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair value procedures.

DISTRIBUTIONS

Commencing with the first distribution, the Fund will pay quarterly distributions to Common Shareholders that will be composed of, in addition to net investment income, supplemental amounts generally representing realized capital gains or, possibly, returns of capital representing either unrealized capital gains or a return of your original investment. Periodic distributions that include such supplemental amounts are sometimes referred to as “managed distributions.” The Fund expects to declare its initial Common Share distribution approximately 60 days, and to pay that distribution approximately 90 days, from the completion of this offering, depending on market conditions.

The Fund will seek to establish a distribution rate that roughly corresponds to NAM’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. NAM, in making such projections, may consider long-term historical returns and a variety of other factors. The distribution rate will not be solely dependent on the amount of income earned or capital gains realized by the Fund. Distributions can only be made after paying any interest and required principal payments on Borrowings, if any, and accrued dividends to FundPreferred shareholders, if any. The distribution policy recognizes that many investors are willing to accept the potentially higher asset volatility of the Fund’s equity investments compared to fixed income investments, but they prefer a relatively consistent level of cash distributions, tied generally to the prospective return-producing capability of the Fund, be made each quarter for reinvestment or for other purposes of their choosing.

If, for any quarterly distribution, the accumulated amount of undistributed net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. In order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. The Fund’s final distribution for each calendar year will include any remaining net investment income undistributed during the year and may include any remaining net realized capital gains undistributed during the year.

The Fund’s actual financial performance will likely vary significantly from quarter-to-quarter and from year-to-year, and there may be extended periods of up to several years when the distribution rate will exceed the Fund’s actual total returns. The Fund’s projected or actual distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

As portfolio and market conditions change, the rate of distributions on the Common Shares and the Fund’s distribution policy could change. To the extent that the total return of the Fund’s overall strategy exceeds the distribution rate for an extended period, the Fund may be in a position to increase the distribution rate or distribute supplemental amounts to shareholders. Conversely, if the total return of the Fund’s overall strategy is less than the distribution rate for an extended period of time, the Fund will effectively be drawing upon its net assets to meet distribution payments. Similarly, for tax purposes such distributions by the Fund may consist in part of a return of capital to Common Shareholders. The exact tax characteristics of the Fund’s distributions will not be known until after the Fund’s fiscal year-end. Common Shareholders should not confuse a return of capital distribution with “dividend yield” or “total return.”

At the same time that it pays a quarterly distribution, the Fund will post on its website (www.nuveen.com/cef), and provide to Common Shareholders, a written notice of the estimated sources and tax characteristics of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis, in compliance with a federal securities law requirement that any fund paying a distribution from sources other than net investment income disclose to shareholders the respective portion attributable to such other sources. These estimates may be based on certain assumptions about the Fund’s expected investment returns and the realization of net gains, if any, over the remaining course of the year. These estimates may, and likely will, vary over time based on the activities of the Fund and changes in the value of portfolio investments. The Fund expects that it will provide this type of information primarily on a tax basis, instead of on a generally accepted accounting principles (GAAP) basis, because experience has shown that fund shareholders are most concerned about the tax character of their distributions, and because the Fund expects that the distributions’ tax characteristics will fairly reflect the economic basis of the Funds’ distributions and returns. The final determination of the source and tax characteristics of all distributions will be made after December 31 in each year, and reported to Common Shareholders on Form 1099-DIV early the following year.

As explained more fully below in “Tax Matters,” at least annually, the Fund intends to distribute to Common Shareholders any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) not otherwise distributed as a component of the quarterly distribution after making interest and required principal payments on Borrowings or paying any accrued dividends or making any redemption or liquidation payments to FundPreferred shareholders or, alternatively, to retain all or a portion of the year’s net capital gain and pay U.S. federal income tax on the retained gain. As provided under federal tax law, Common Shareholders of record as of the end of the Fund’s taxable year will include their attributable share of the retained net capital gain in their income for the year as a long-term capital gain (regardless of their holding period in the Common Shares), and will be entitled to an income tax credit or refund for the tax deemed paid on their behalf by the Fund. The Fund may treat the cash value of tax credit and refund amounts in connection with retained capital gains as a substitute for equivalent cash distributions. In addition, the Fund may make total distributions during a given calendar year in an amount that exceeds the Fund’s net investment income and net realized long-term capital gains for that calendar year, in which case the excess would normally be treated by shareholders as return of capital for tax purposes. The distributions paid by the Fund should not be viewed solely as “income.”

Distributions will be reinvested in additional Common Shares under the Fund’s Dividend Reinvestment Plan unless a Common Shareholder elects to receive cash.

The Fund reserves the right to change its distribution policy and the basis for establishing the rate of its quarterly distributions at any time.

DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), your dividends, including any capital gain dividends, will automatically be reinvested in additional Common Shares under the Plan unless you request otherwise. If you elect not to participate in the Plan, or are not eligible to participate because your brokerage firm does not participate in the Plan, you will receive all distributions in cash paid by check mailed directly to you or your brokerage firm by State Street Bank and Trust Company, as dividend paying agent. The tax consequences of a distribution are the same regardless of whether such distribution is reinvested or received in cash. See “Tax Matters” below.

Under the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

(2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date. Interest will not be paid on any uninvested cash payments. The Plan provides that if Common Shares start trading at or above net asset value before the Plan Agent has completed its purchases, the Plan Agent may cease purchasing new shares in the open market, and may invest the uninvested portion in new shares at a price equal to the greater of (i) net asset value per Common Share determined on the last business day immediately prior to the purchase date or (ii) 95% of the market price on that date.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive whole shares in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a $2.50 service fee.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

As noted above, if you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from State Street Bank and Trust Company, Attn: Computershare Nuveen Investments, P.O. Box 43071, Providence, Rhode Island 02940-3071, (800) 257-8787.

DESCRIPTION OF SHARES

Common Shares

The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of FundPreferred shares, if issued, and Borrowings, if incurred, have equal rights to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-laws,” non-assessable, and will have no preemptive or conversion rights or rights to cumulative voting. Whenever the Fund incurs Borrowings and/or issues FundPreferred shares, the Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such Borrowings has been paid, accrued dividends on FundPreferred shares have been paid, and (i) unless asset coverage (as defined in the 1940 Act) with respect to any Borrowings would be at least 300% after giving effect to the distributions and (ii) unless asset coverage (again, as defined in the 1940 Act) with respect to FundPreferred shares would be at least 200% after giving effect to the distributions. See “—FundPreferred Shares” below.

The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund will not issue share certificates.

Proceeds from the sale of Common Shares in this offering will be reduced by 4.5% (the amount of the sales load as a percentage of the offering price), making the Fund’s net asset value per Common Share equal to $19.10. Net asset value and net asset value per Common Share are then further reduced by the amount of offering expenses paid by the Fund (estimated to be an additional 0.20% as a percentage of the offering price). Nuveen has agreed to (i) reimburse all organizational costs of the Fund and (ii) pay all offering costs (other than sales load) that exceed $0.04 per Common Share. See “Use of Proceeds.”

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have, during some periods, traded at prices higher than net asset value and, during other periods, have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot guarantee you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Proposed Use of Leverage” and the Statement of Additional Information under “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Borrowings

The Declaration authorizes the Fund, without approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank Borrowings or commercial paper) and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund’s assets. The Fund currently expects to borrow money at rates generally available to institutional investors as soon as possible after the completion of the Common Share offering, in an amount currently anticipated to represent approximately 22% of the Fund’s Managed Assets. In connection with such Borrowings, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of any such Borrowings over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such Borrowings, must have an “asset coverage” of at least 300%. With respect to any such Borrowings, asset coverage means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio coverages or otherwise. In addition, as with the issuance of FundPreferred shares, certain types of Borrowings may result in the Fund being subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund’s status as a regulated investment company under the Code, the Fund would repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future Borrowings of the Fund. The Fund also may borrow on a line of credit up to an additional 3% of its Managed Assets for cash management purposes for periods up to 60 days. See “Investment Restrictions” in the Statement of Additional Information.

FundPreferred Shares

The Declaration authorizes the issuance of an unlimited number of FundPreferred shares in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders.

The Fund’s Board of Trustees has authorized an offering of FundPreferred shares that the Fund expects will likely be issued within approximately four months after completion of the offering of Common Shares. Any final decision to issue FundPreferred shares is subject to market conditions and to the Board’s continuing belief that leveraging the Fund’s capital structure through the issuance of FundPreferred shares is likely to achieve the benefits to the Common Shareholders described in this Prospectus. The Board has determined that the FundPreferred shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as seven days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the FundPreferred shares will likely be as stated below.

Limited Issuance of FundPreferred Shares.    Under the 1940 Act, the Fund can issue FundPreferred shares with an aggregate liquidation value of up to one-half of the value of the Fund’s total assets, including any liabilities associated with Borrowings, measured immediately after issuance of the FundPreferred shares. “Liquidation value” means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the FundPreferred shares is less than one-half of the value of the Fund’s total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. If the Fund sells all the Common Shares and FundPreferred shares discussed in this Prospectus, the liquidation value of the FundPreferred shares is expected to be approximately 11% of the value of the Fund’s total net assets.

Distribution Preference.    The FundPreferred shares have complete priority over the Common Shares as to distribution of assets.

Liquidation Preference.    In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of FundPreferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

Voting Rights.    The 1940 Act requires that FundPreferred shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus or the Statement of Additional Information and except as otherwise required by applicable law, holders of FundPreferred shares will vote together with Common Shareholders as a single class.

Holders of FundPreferred shares, voting as a separate class, will be entitled to elect two of the Fund’s trustees (following the establishment of the Fund by an initial trustee, the Declaration provides for a total of no less than two and no more than fifteen trustees). The remaining trustees will be elected by Common Shareholders and holders of FundPreferred shares, voting together as a single class. In the event that two full years of accrued dividends are unpaid on the FundPreferred shares, the holders of all outstanding FundPreferred shares, voting as a separate class, will be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of FundPreferred shares will be required, in addition to the single class vote of the holders of FundPreferred shares and Common Shares. See “Certain Provisions in the Declaration of Trust and By-laws” and the Statement of Additional Information under “Description of Shares—FundPreferred Shares—Voting Rights.”

Redemption, Purchase and Sale of FundPreferred Shares.    The terms of the FundPreferred shares provide that they may be redeemed by the Fund at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. Any redemption or purchase of FundPreferred shares by the Fund will reduce the leverage applicable to Common Shares, while any issuance of shares by the Fund will increase such leverage. See “Proposed Use of Leverage.”

The discussion above describes the Board of Trustees’ present intention with respect to a possible offering of FundPreferred shares. The terms of the FundPreferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Declaration. See the Statement of Additional Information under “Description of Shares—FundPreferred Shares.”

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration further provides for indemnification out of the assets and property of the

Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

The Declaration and By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The By-laws require the Board of Trustees be divided into three classes, with the term of one class expiring at each annual meeting of shareholders. See the Statement of Additional Information under “Management of the Fund.” This provision of the By-laws could delay for up to two years the replacement of a majority of the Board of Trustees. If FundPreferred shares are issued, holders of FundPreferred shares, voting as a separate class, will be entitled to elect two of the Fund’s trustees. In addition, the Declaration requires a vote by holders of at least two-thirds of the Common Shares and, if issued, FundPreferred shares, voting together as a single class, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund, or a series or class of the Fund, with any corporation, association, trust or other organization or a reorganization of the Fund, or a series or class of the Fund, (3) a sale, lease or transfer of all or substantially all of the Fund’s assets (other than in the regular course of the Fund’s investment activities), (4) in certain circumstances, a termination of the Fund, or a series or class of the Fund or (5) a removal of trustees by shareholders, and then only for cause, unless, with respect to (1) through (4), such transaction has already been authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration or the By-laws, in which case the affirmative vote of the holders of at least a majority of the Fund’s Common Shares and, if issued, FundPreferred shares outstanding at the time, voting together as a single class, is required; provided, however, that where only a particular class or series is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote by the applicable class or series will be required. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. In the case of the conversion of the Fund to an open-end investment company, or in the case of any of the foregoing transactions constituting a plan of reorganization that adversely affects the holders of any outstanding FundPreferred shares, the action in question will also require the affirmative vote of the holders of at least two-thirds of the FundPreferred shares outstanding at the time, voting as a separate class, or, if such action has been authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration or the By-laws, the affirmative vote of the holders of at least a majority of the FundPreferred shares outstanding at the time, voting as a separate class. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and, if issued, FundPreferred shares, voting together as a single class. The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization that adversely affects the holders of any outstanding FundPreferred shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Declaration relating to such higher votes are in the best interest of the Fund and its shareholders.

The Declaration provides that the obligations of the Fund are not binding upon the Fund’s trustees individually, but only upon the assets and property of the Fund, and that the trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The provisions of the Declaration and By-laws described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund’s investment objective and policies. The Fund’s Board of Trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

Reference should be made to the Declaration and By-laws on file with the Securities and Exchange Commission for the full text of these provisions.

REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of closed-end investment companies may frequently trade at prices lower than net asset value, the Fund’s Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

If the Fund converted to an open-end investment company, it would be required to redeem all FundPreferred shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the New York Stock Exchange or elsewhere. In contrast to a closed-end investment company, shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by the 1940 Act or the rules thereunder) at their net asset value, less any redemption charge that is in effect at the time of redemption. See the Statement of Additional Information under “Repurchase of Fund Shares; Conversion to Open-End Fund” for a discussion of the voting requirements applicable to the conversion of the Fund to an open-end investment company.

Before deciding whether to take any action if the Common Shares trade below net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund’s shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken. See the Statement of Additional Information under “Repurchase of Fund Shares; Conversion to Open-End Fund” for a further discussion of possible action to reduce or eliminate such discount to net asset value.

TAX MATTERS

The following discussion of U.S. federal income tax matters is based on the advice of Bell, Boyd & Lloyd LLP, special counsel to the Fund.

The discussions below and certain disclosure in the Statement of Additional Information provide general tax information related to an investment in the Common Shares. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund. The following tax discussion assumes that you are a U.S. shareholder and that you hold the Common Shares as a capital asset.

Dividends paid to you out of the Fund’s “investment company taxable income” (which includes dividends the Fund receives, interest income, and net short-term capital gain) will be taxable to you as ordinary income to the extent of the Fund’s earnings and profits, except as described below with respect to “qualified dividend income”. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of how long you have held the Common Shares. A distribution of an amount in excess of the Fund’s earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum tax rate on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum tax rate on “qualified dividend income,” referred to as “tax-advantaged dividends” in this Prospectus. For dividends designated by the Fund as eligible for this reduced rate to be subject to tax at this reduced rate, a shareholder must be a noncorporate taxpayer and must, among other things, hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In the case of a regulated investment company, the amount of dividends paid by the company that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the company. For the Fund to receive dividends qualifying for the reduced rate, the Fund must, among other things, hold stock of a domestic corporation (or a qualified foreign corporation) for the same holding period described above (or for more than 90 days during the associated 181-day period in the case of certain preferred stock). To the extent the Fund distributes amounts of dividends, including capital gain dividends, eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell Common Shares, you may realize a capital gain or loss which will generally be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

As modified by the Act, the backup withholding rate is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. This withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

Federal tax law imposes an alternative minimum tax with respect to individuals and corporations. Under current law, it is not expected that you will be subject to alternative minimum tax as a result of your investment in the Fund.

The Fund intends to elect to be treated and to qualify annually as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid), the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income and such amounts from previous years that were not distributed and on which the Fund paid no federal income tax, then the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences to you of investing in the Fund.

The Fund may invest in preferred or convertible securities or other securities the federal income tax treatment of which is uncertain or subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

UNDERWRITING

Citigroup Global Markets Inc., A.G. Edwards & Sons, Inc. and Nuveen are acting as the representatives of the Underwriters. Subject to the terms and conditions stated in the Fund’s underwriting agreement dated                 , 2007 each Underwriter named below has agreed to purchase, and the Fund has agreed to sell to that Underwriter, the number of Common Shares set forth opposite the Underwriter’s name.

Underwriters	Number of Common Shares
Citigroup Global Markets Inc.
A.G. Edwards & Sons, Inc.
Nuveen Investments, LLC
Robert W. Baird & Co. Incorporated
H&R Block Financial Advisors, Inc.
Crowell, Weedon & Co.
Ferris, Baker Watts, Incorporated
J.J.B. Hilliard, W.L. Lyons, Inc.
Janney Montgomery Scott LLC
Oppenheimer & Co. Inc.
RBC Capital Markets Corporation
Ryan Beck & Co., Inc.
Stephens Inc.
Stifel, Nicolaus & Company, Incorporated
SunTrust Capital Markets, Inc.
Wedbush Morgan Securities Inc.
Wells Fargo Securities, LLC

Total

The underwriting agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to approval of legal matters by counsel and to other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase any of the Common Shares. The representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

The Underwriters propose to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to dealers at the public offering price less a concession not to exceed $             per Common Share. The sales load the Fund will pay of $1.125 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and dealers may reallow, a concession not to exceed $             per Common Share on sales to other dealers. If all of the Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any Common Shares purchased on or before                 , 2007. In connection with this offering, Nuveen may perform clearing services without charge for brokers and dealers for whom it regularly provided clearing services that are participating in the offering as members of the selling group.

The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to          additional Common Shares at the public offering price less the sales load. The Underwriters may exercise the option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent the option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter’s initial purchase commitment.

The Fund and the Advisers have agreed that, for a period of 180 days from the date of this Prospectus, they will not, without the prior written consent of Citigroup Global Markets Inc., on behalf of the Underwriters, dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares. Citigroup Global Markets Inc., in its sole discretion, may release any of the securities subject to these lock-up agreements at any time without notice.

Prior to this offering, there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, NAM and the representatives. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this offering will not be lower than the initial public offering price or that an active trading market in the Common Shares will develop and continue after this offering. The Common Shares have been authorized for listing on the New York Stock Exchange, subject to official notice of issuance, under the trading or “ticker” symbol “JTD.”

The following table shows the sales load that the Fund will pay to the Underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the Underwriters’ option to purchase additional Common Shares.

Paid By Fund
	No Exercise	Full Exercise
Per Share	$	$
Total	$	$

Nuveen has agreed to pay (i) all organizational expenses of the Fund and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per share. The Fund has agreed to pay the Underwriters $0.0033 per Common Share in excess of 2,000,000 Common Shares sold as a partial reimbursement of expenses incurred in connection with the offering.

NAM (and not the Fund) has agreed to pay to Citigroup Global Markets Inc., from its own assets, a structuring fee for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Fund’s Common Shares in the amount of $            . The structuring fee paid to Citigroup Global Markets Inc. will not exceed     % of the total public offering price of the Common Shares sold in this offering.

NAM (and not the Fund) has agreed to pay A.G. Edwards & Sons, Inc. from its own assets, a structuring fee for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Fund’s Common Shares in the amount up to $            . The structuring fee paid to A.G. Edwards & Son, Inc. will not exceed     % of the total public offering price of the Common Shares sold in this offering.

NAM (and not the Fund) may also pay certain qualifying underwriters a structuring fee, a sales incentive fee or additional compensation in connection with the offering. The sum of all compensation to the Underwriters in connection with this public offering of Common Shares, including the sales load, the structuring fee, any additional compensation payments and the amounts paid by the Fund to reimburse certain Underwriters and certain other expenses will not exceed 9.0% of the total public offering price of the Common Shares sold in this offering.

In connection with the requirements for listing the Common Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 400 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares.

Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the New York Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriters. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market-making activities undertaken by any Underwriter. This Prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

In connection with the offering, certain Underwriters may purchase and sell Common Shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of Common Shares in excess of the number of Common Shares to be purchased by the Underwriters in the offering, which creates a syndicate short position. “Covered” short sales are sales of Common Shares made in an amount up to the number of Common Shares represented by the Underwriters’ over-allotment option. In determining the source of Common Shares to close out the covered syndicate short position, the Underwriters will consider, among other things, the price of Common Shares available for purchase in the open market as compared to the price at which they may purchase Common Shares through the over-allotment option. Transactions to close out the covered syndicate short position involve either purchases of Common Shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The Underwriters may also make “naked” short sales of Common Shares in excess of the over-allotment option. The Underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of Common Shares in the open market while the offering is in progress.

The Underwriters also may impose a penalty bid. Penalty bids permit the Underwriters to reclaim a selling concession from a syndicate member when Citigroup Global Markets Inc. repurchases Common Shares originally sold by that syndicate member in order to cover syndicate short positions or make stabilizing purchases.

Any of these activities may have the effect of preventing or retarding a decline in the market price of Common Shares. They may also cause the price of Common Shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The Underwriters may conduct these transactions on the New York Stock Exchange or in the over-the-counter market, or otherwise. If the Underwriters commence any of these transactions, they may discontinue them at any time.

The Fund anticipates that, from time to time, certain Underwriters may act as brokers or dealers in connection with the execution of the Fund’s portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters. Certain Underwriters have performed investment banking and advisory services for the Advisers and their affiliates from time to time, for which they have received customary fees and expenses. Certain Underwriters may, from time to time, engage in transactions with or perform services for the Advisers and their affiliates in the ordinary course of business.

A Prospectus in electronic format may be made available on the websites maintained by one or more of the Underwriters. The representatives may agree to allocate a number of Common Shares to the Underwriters for sale to their online brokerage account holders. The representatives will allocate Common Shares to Underwriters that may make Internet distributions on the same basis as other allocations. In addition, Common Shares may be sold by the Underwriters to securities dealers who resell Common Shares to online brokerage account holders.

The Fund and the Advisers each have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make because of any of those liabilities.

Prior to the public offering of Common Shares, NAM will purchase Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act. As of the date of this Prospectus, NAM owned 100% of the outstanding Common Shares. NAM may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the offering of Common Shares.

The principal business address of Citigroup Global Markets Inc. is 388 Greenwich Street, New York, New York 10013. The principal business address of A.G. Edwards & Sons, Inc. is One North Jefferson Avenue, St. Louis, Missouri 63103. The principal business address of Nuveen Investments, LLC is 333 West Wacker Driver, Chicago, Illinois 60606.

CUSTODIAN AND TRANSFER AGENT

The custodian of the Fund’s assets is State Street Bank and Trust Company, One Federal Street, Boston, Massachusetts 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. The Fund’s transfer, shareholder services and dividend paying agent is also State Street Bank and Trust Company, 250 Royall Street, Canton, Massachusetts 02021.

LEGAL OPINIONS AND EXPERTS

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Bell, Boyd & Lloyd LLP, Chicago, Illinois, and for the Underwriters by Simpson Thacher & Bartlett LLP, New York, New York. Bell, Boyd & Lloyd LLP and Simpson Thacher & Bartlett LLP may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP, Boston, Massachusetts. Ernst & Young LLP as independent registered public accounting firm, provides accounting and auditing services to the Fund.

OTHER MATTERS

The Fund is not sponsored, endorsed, sold or promoted by any index sponsor. No index sponsor has passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. No index sponsor has made any representation or warranty, express or implied, to the Fund’s Common Shareholders or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of any index to track general stock market performance. The indices are determined, composed and calculated by the respective index sponsors without regard to the Fund or its use of the indices for option writing. The index sponsors have no obligation to take the needs of the Fund or its Common Shareholders into consideration in determining, composing or calculating the indices. No index sponsor is responsible for or has participated in the determination of the timing of, price of, or number of Common Shares of the Fund to be issued. No index sponsor has any liability in connection with the Fund’s management, administration, marketing or trading.

The index sponsors do not guarantee the accuracy and/or uninterrupted calculation of the indices or any data included therein. The index sponsors make no warranty, express or implied, as to results to be obtained by the Fund, the Common Shareholders or any other person or entity from the use of the indices in the Fund’s options writing program. In publishing the indices, the index sponsors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall an index sponsor have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION

                         Shares

Nuveen Tax-Advantaged

Dividend Growth Fund

Common Shares

$20.00 per share

PROSPECTUS

                            , 2007

Citi

A.G. Edwards

Nuveen Investments, LLC

Robert W. Baird & Co.

H&R Block Financial Advisors, Inc.

Crowell, Weedon & Co.

Ferris, Baker Watts

Incorporated

J.J.B. Hilliard, W.L. Lyons, Inc.

Janney Montgomery Scott LLC

Oppenheimer & Co.

RBC Capital Markets

Ryan Beck & Co.

Stephens Inc.

Stifel Nicolaus

SunTrust Robinson Humphrey

Wedbush Morgan Securities Inc.

Wells Fargo Securities

LPR-JTD-0607

Until                  , 2007 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers’ obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

SUBJECT TO COMPLETION, Dated May 24, 2007

This information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

Nuveen Tax-Advantaged Dividend Growth Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company.

This Statement of Additional Information relating to common shares of the Fund (“Common Shares”) does not constitute a prospectus, but should be read in conjunction with the Fund’s prospectus relating thereto dated                     , 2007 (the “Prospectus”). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Fund’s Prospectus prior to purchasing such shares. A copy of the Fund’s Prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund may be obtained without charge by calling (800) 257-8787, by writing to the Fund or from the Fund’s website (http://www.nuveen.com). You may also obtain a copy of the Fund’s Prospectus on the Securities and Exchange Commission’s website (http://www.sec.gov). The information contained in, or that can be accessed through, the Fund’s website is not part of the Fund’s Prospectus or this Statement of Additional Information. Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

1

This Statement of Additional Information is dated                     , 2007.

2

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to provide an attractive level of distributions and capital appreciation. In pursuing its investment objective, the Fund seeks to reduce and defer potential federal income tax liabilities incurred by the holders of its common shares in connection with their investment in the Fund. The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities consisting primarily of common stocks of mid- to large-cap companies that have attractive dividend income and the potential for future dividend growth and capital appreciation. The Fund also will invest in preferred and other fixed income securities.

In addition, the Fund, to a limited extent, will write (sell) call options on various equity market indices. There can be no assurance that the Fund’s investment objective will be achieved.

A more complete description of the Fund’s investment objective and policies is set forth in the Fund’s Prospectus.

3

INVESTMENT RESTRICTIONS

Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares and, if applicable, FundPreferred shares voting together as a single class, and of the holders of a majority of the outstanding FundPreferred shares voting as a separate class, if applicable:

(1) Issue senior securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), other than (i) preferred shares that immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness that immediately after issuance will have asset coverage of at least 300% or (iii) the borrowings permitted by investment restriction (2) set forth below;

(2) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act;

(3) Act as underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities or acting as an agent or one of a group of co-agents in originating adjustable rate senior loans;

(4) Invest more than 25% of its total assets in securities of issuers in any one industry, provided, however, that such limitation shall not apply to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, and provided further that for purposes of this limitation, the term “issuer” shall not include a lender selling a participation to the Fund together with any other person interpositioned between such lender and the Fund with respect to a participation;

(5) Purchase or sell real estate, except that this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;

(6) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments except that this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities;

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(7) Make loans, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act; and

(8) With respect to 75% of the value of the Fund’s total assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer.

For the purpose of applying the limitation set forth in subparagraph (8) above, a governmental issuer shall be deemed the single issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the single issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the

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computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

Under the 1940 Act, the Fund may invest only up to 10% of its total assets in the aggregate in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a stockholder in any investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s management, advisory and administrative fees with respect to assets so invested. Holders of Common Shares (“Common Shareholders”) would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and therefore will be subject to the same leverage risks described herein.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

(1) sell securities short, except that the Fund may make short sales of securities if, at all times when a short position is open, the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act or any exemptive relief obtained thereunder.

(3) purchase securities of companies for the purpose of exercising control.

The restrictions and other limitations set forth above, except with respect to the borrowing policy, will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

The Fund may be subject to certain restrictions imposed by either guidelines of one or more nationally recognized statistical rating organizations (“NRSROs”) that may issue ratings for FundPreferred shares, if any, commercial paper or notes, or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. If these restrictions were to apply, it is not anticipated that these covenants or guidelines would impede Nuveen Asset Management (“NAM”), Santa Barbara Asset Management, LLC (“Santa Barbara”) or NWQ Investment Management Company, LLC (“NWQ”), as applicable, from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

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PORTFOLIO COMPOSITION

In addition to the investments and securities described in the Fund’s Prospectus’ section “The Fund’s Investments—Portfolio Composition and Other Information,” the Fund may invest in other securities as described below:

Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

U.S. Government Debt Securities. The Fund may invest in U.S. Government debt securities, U.S. local government debt securities and U.S. Government Agency securities of any maturity, including U.S. Government mortgage-backed securities. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States. U.S. Government Agency securities, as used herein, include debt securities issued and/or guaranteed as to principal and interest by U.S. Government Agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States. These securities may not be backed by the full faith and credit of the United States. U.S. Government-sponsored enterprises and instrumentalities are not agencies of the U.S. Government. Government sponsored enterprises are private corporations sponsored by the federal government. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. Securities issued by these entities are generally not supported by the full faith and credit of the United States. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only where the Fund is satisfied that the credit risk with respect to the issuers is minimal. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

Total Return Swaps. The Fund may invest in total return swaps for hedging purposes. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

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In a total return swap, the Fund exchanges with another party their respective commitments to pay or receive the total return of an underlying asset and a floating LIBOR (London Interbank Offered Rate) rate. The Fund usually will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions, including the risk that the counterparty may be unable to fulfill the transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. If NAM is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Repurchase Agreements. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to purchase back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in NAM’s opinion, present minimal credit risk. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund’s repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked-to-market daily. NAM monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. NAM does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. In the event the value of the collateral declines below the repurchase price, NAM will demand additional collateral from the issuer to increase the collateral to at least that of the repurchase price, including interest. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

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Illiquid Securities. The Board of Trustees or its delegate has the ultimate authority to determine which securities are liquid or illiquid. The Board of Trustees has delegated to NAM the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. No definitive liquidity criteria are used. The Board of Trustees has directed NAM when making liquidity determinations to look for such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments) and (iii) other relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate.

When-Issued and Delayed Delivery Transactions. The Fund may purchase and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. On such transactions the payment obligation and the interest rate are fixed at the time the purchaser enters into the commitment. Beginning on the date the Fund enters into a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund is required under rules of the Securities and Exchange Commission to maintain in a separate account liquid assets, consisting of cash, cash equivalents or liquid securities having a market value at all times of at least equal to the amount of any delayed payment commitment. Income generated by any such assets that provide taxable income for U.S. federal income tax purposes is includable in the taxable income of the Fund. The Fund may enter into contracts to purchase securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within 60 days before or after the settlement date of the forward transaction.

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Convertible Securities. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Floating rate convertible securities may specify an interest rate or rates that are conditioned upon changes to the market price of the underlying common stock. Convertible securities also may be issued in zero coupon form with an original issue discount. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Before conversion, convertible securities have characteristics similar to non-convertible fixed income securities and can provide for a stable stream of income with generally higher yields than common stocks. However, convertible securities fall below fixed income securities of the same issuer in order of preference or priority in the event of a liquidation, and are typically unrated or rated lower than such fixed income securities. In addition, contingent payment convertible securities allow the issuer to claim deductions based on its nonconvertible cost of debt which generally will result in deductions in excess of the actual cash payments made on the securities (and accordingly, holders will recognize income in amounts in excess of the cash payments received). There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. The convertible securities in which the Fund may invest may be below investment grade quality. See “—Below Investment Grade Securities” below.

Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar credit quality because of the potential for capital appreciation. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from any increases in the market price of the underlying common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of

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the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a fixed income security.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional; they may be called for conversion by the issuer after a particular date and under certain circumstances (including at a specified price) established upon its issuance. If a mandatory convertible security is called for conversion, the Fund will be required to either convert it into the underlying common stock or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The conversion price at maturity (or redemption) is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. For these reasons, the risks associated with the investing in mandatory convertible securities most closely resemble the risks inherent in common stocks. Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon redemption. Since the correlation of common stock risk increases as the security approaches its redemption date, there can be no assurance that the higher coupon will compensate for the potential loss.

Below Investment Grade Securities. Below investment grade quality securities are sometimes referred to as “high yield” securities or “junk bonds.”

Investments in below investment grade securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. Below investment grade securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for issuers of higher quality securities.

Below investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its fixed income securities. If an issuer of below investment grade securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of below

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investment grade securities structured as zero coupon or payment-in-kind securities, their market prices will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest currently and in cash. NWQ seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for below investment grade securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market. When secondary markets for below investment grade securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on NWQ’s research and analysis when investing in below investment grade securities. NWQ seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.

A general description of the ratings of securities by Moody’s, S&P and Fitch is set forth in Appendix A to this Statement of Additional Information. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, in the case of fixed income securities, certain fixed income securities with the same maturity, coupon and rating may have different yields while fixed income securities with the same maturity and coupon with different ratings may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. NWQ does not rely solely on credit ratings when selecting securities for the Fund, and develop their own independent analysis of issuer credit quality.

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The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or NWQ downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, NWQ may consider such factors as its assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for issuers of higher quality fixed income securities.

Trust Preferred Securities. Many taxable preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time a trust or special purpose entity sells its preferred securities to investors, the trust or special purpose entity purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the taxable preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the taxable preferred securities are treated as interest rather than dividends for federal income tax purposes and, as such, are not eligible for the dividends received deduction (the “Dividends Received Deduction”) under Section 243 of the Internal Revenue Code of 1986, as amended (the “Code”) or treatment as tax-advantaged dividends. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a taxable preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

Structured Notes. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of the multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. While structured notes may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured notes may be less liquid than other fixed income securities, and the price of structured notes may be more volatile. In some cases, depending on the terms of the embedded index, a structured note may provide that the principal and/or interest payments may be adjusted below zero. Structured notes also may involve significant credit risk and risk of default by the counterparty. Like other sophisticated strategies, the Fund’s use of structured notes may not work as intended. If the value of the embedded index changes in a manner other than that expected by NWQ, principal and/or interest payments received on the structured notes may be substantially less than expected. Also, if NWQ uses structured notes to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).

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Swaptions. The Fund may enter into swaptions in order to enhance the Fund’s total return or for hedging purposes. A swaption is an OTC traded option that gives the seller the right, but not the obligation, to enter into an interest rate swap at a set rate on an agreed upon future date. Although the typical swaption is an option on an interest rate swap, a swaption could be an option on any type of swap. In return for this flexibility, the purchaser of the swaption pays a premium determined by taking into account the duration of the option period, the term and strike rate of the swap and the volatility of interest rates. If interest rates fall, the purchaser of the swaption will let the swaption expire and transact an interest rate swap at the prevailing market rate. NAM believes that swaptions confer all the benefits of an interest rate swap as well as being a useful tool where there is uncertainty of outcome. There is currently a liquid swaption market on the LIBOR rates of all the world’s major currencies. There are three styles of swaptions: American, in which the holder is allowed to enter the swap on any day that falls within a range of two dates; Bermudian, in which the holder is allowed to enter the swap on a sequence of dates; and European, in which the holder is allowed to enter the swap on one specified date.

Commercial Paper. Commercial paper may include variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. NAM will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a NRSRO and that mature within one year of the date of purchase or carry a variable or floating rate of interest.

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HEDGING TRANSACTIONS

Options on Securities. The Fund may purchase put and call options on stock, bonds or other securities to hedge against adverse market shifts.

As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time during the option period prior to the option’s expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale or purchase transactions. In entering into a closing sale or purchase transaction, the Fund would sell an option of the same series as the one it has purchased. The ability of the Fund to enter into a closing sale transaction with respect to options purchased and to enter into a closing purchase transaction with respect to options sold depends on the existence of a liquid secondary market.

In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, purchasing options can result in amounts of leverage to the Fund. The leverage caused by trading in options could cause the Fund’s net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

The Fund will receive a premium when it writes put and call options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as the seller of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the security’s market value at the time of the option exercise over the Fund’s acquisition cost of the security, less the sum of the premium received for writing the option and the difference, if any, between the call price paid to the Fund and the Fund’s acquisition cost of the

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security. Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities unhedged.

Options on Equity Market Indices. The Fund may purchase put and call options on various equity market indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on various equity market indices. The advisability of using equity index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund’s investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing equity index options as a hedging technique will depend upon the extent to which price movements in the Fund’s investments correlate with price movements in the equity index selected. In addition, successful use by the Fund of options on various equity market indices will be subject to the ability of the adviser to predict correctly changes in the relationship of the underlying index to the Fund’s portfolio holdings. No assurance can be given that NAM’s judgment in this respect will be correct.

When the Fund writes an option on an equity index, it will establish a segregated account with its custodian in which the Fund will deposit liquid securities in an amount equal to the market value of the option, and will maintain the account while the option is open.

Stock Futures Contracts. The Fund may purchase and sell stock futures as a hedge against movements in the equity or bond markets. Stock index futures contracts are agreements in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

For example, if NAM expects general stock market prices to decline, they might sell a futures contract on a particular stock or bond index. If that index does in fact decline, the value of some or all of the securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such futures contract. If, on the other hand, NAM expects general stock market prices to rise, they might purchase a stock index futures contract as a hedge against an increase in prices of particular securities they want ultimately to purchase. If in fact the stock index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund’s futures contract resulting from the increase in the index. The Fund may purchase futures contracts on a stock index to enable NAM to gain immediate exposure to the underlying securities market pending the investment in individual securities of the Fund’s portfolio.

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No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

The current view of the staff of the Securities and Exchange Commission is that the Fund’s long and short positions in futures contracts must be collateralized with cash or certain liquid assets held in a segregated account or “covered” in order to counter the impact of any potential leveraging.

The Fund and NAM have claimed, respectively, an exclusion from registration as a commodity pool operator and as commodity trading advisors under the Commodity Exchange Act (the “CEA”) and, therefore, neither the Fund, NAM, nor their officers and directors, are subject to the registration requirements of the CEA or regulation as a commodity pool operator or a commodity trading advisor under the CEA. The Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by Commodity Futures Trading Commission (“CFTC”) regulations in effect from time to time and in accordance with the Fund’s policies. In addition, certain provisions of the Code may limit the extent to which the Fund may enter into futures contracts or engage in options transactions. See “Tax Matters.”

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The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).

With respect to options purchased by the Fund, there are no daily cash payments made by the Fund to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

Other Futures Contracts and Options on Futures Contracts. The Fund’s use of derivative instruments also may include (i) U.S. Treasury security or U.S. Government Agency security futures contracts and (ii) options on U.S. Treasury security or U.S. Government Agency security futures contracts. All such futures contracts and options thereon must be traded and listed on an exchange. U.S. Treasury and U.S. Government Agency futures contracts are standardized contracts for the future delivery of a U.S. Treasury Bond or U.S. Treasury Note or a U.S. Government Agency security or their equivalent at a future date at a price set at the time of the contract. An option on a U.S. Treasury or U.S. Government Agency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser of the option the right, in return for the premium paid, to assume a position in a U.S. Treasury or U.S. Government Agency futures contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the seller of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the seller’s future margin account, which represents the amount by which the market price of the futures contract exceeds the exercise price of the option on the futures contract.

Risks Associated with Futures Contracts and Options on Futures Contracts. Futures prices are affected by many factors, such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund’s portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. Futures prices are affected by many factors, such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until the expiration of the contract. Further, the Fund’s use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to NAM’s ability to predict correctly changes in interest rate relationships or other factors. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends. No assurance can be given that NAM’s judgment in this respect will be correct.

The Fund’s futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund’s futures contracts and options thereon may equal or exceed 100% of the value of the Fund’s total assets.

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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

The Fund may invest in other options. An option is an instrument that gives the holder of the instrument the right, but not the obligation, to purchase or sell a predetermined number of specific securities (i.e., preferred stocks, common stocks or bonds) at a stated price within the expiration period of the instrument, which is generally less than 12 months from its issuance. If the right is not exercised after a specified period but prior to the expiration, the option expires. Both put and call options may be used by the Fund.

The Fund may purchase and sell various other kinds of financial futures contracts and options thereon. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund’s initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options in compliance with the rules of the CFTC. These transactions involve transaction costs. There can be no assurance that the Fund’s use of futures will be advantageous to the Fund.

Credit-Linked Notes. The Fund may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification. A CLN is a derivative instrument that is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligation and interest rate risk, the purchaser/seller of the CLN is subject to counterparty risk.

Interest Rate Transactions. If market conditions are deemed favorable, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a payment at a variable rate. The payment obligations would be based on the notional amount of the swap. The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to maintain in a segregated account with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked-to-market daily.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund’s use of interest rate swaps or caps could enhance or harm the overall performance on the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund’s fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could enhance the performance of the Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund will not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the remainder of the outstanding amount of the Fund’s leverage. The Fund will monitor its interest rate swap and cap transactions with a view to insuring that it remains in compliance with all applicable tax requirements.

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Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counter-party that NAM believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, NAM will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund’s investments.

In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund’s Common Shares.

The Fund may choose or be required to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund.

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Other Hedging Transactions. The Fund may invest in relatively new instruments without a significant trading history for purposes of hedging the Fund’s portfolio risks. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks associated with hedging transactions. The Fund may use derivatives or other instruments for purposes of hedging with respect to the Dividend Growth Equity Strategy against declining equity markets. There may be an imperfect correlation between the Dividend Growth Equity Strategy’s holdings and such derivatives, which may prevent the Fund from achieving the intended consequences of the applicable hedging transaction or expose the Fund to risk of loss. Further, the Fund’s use of derivatives and other instruments to reduce risk involves costs and will be subject to NAM’s ability to predict correctly changes in the relationships of such hedging instruments to the Dividend Growth Equity Strategy or other factors. No assurance can be given that NAM’s judgment in this respect will be correct. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged the Dividend Growth Equity Strategy. In addition, no assurance can be given that the Fund will enter into hedging transactions at times or under circumstances in which it would be advisable to do so.

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MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement with NAM, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at ten. None of the trustees who are not “interested persons” of the Fund has ever been a director or employee of, or consultant to, Nuveen, NAM or their affiliates. The Board of Trustees is divided into three classes, Class I, Class II and Class III, with each class being elected to serve until the third succeeding annual shareholder meeting subsequent to its election or thereafter in each case when its respective successors are duly elected and qualified, as described below. Currently, Lawrence H. Brown, Timothy R. Schwertfeger, Judith M. Stockdale and Carole E. Stone are slated in Class I, William C. Hunter, David J. Kundert and Eugene S. Sunshine are slated in Class II and Robert P. Bremner, Jack B. Evans and William J. Schneider are slated in Class III. The officers of the Fund serve annual terms and are elected on an annual basis. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

Name and Address	Birthdate	Positions and Offices with the Fund, Year First Elected or Appointed, Class	Principal Occupations, Including Other Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Trustee who is an “interested person” of the Fund:

Timothy R. Schwertfeger* 333 West Wacker Drive Chicago, IL 60606	03/28/49	Chairman of the Board and Trustee, 2007 Class I	Chairman (since 1996) and Director of Nuveen Investments, Inc., Nuveen Investments, LLC;	174

*	Mr. Schwertfeger is an “interested person” of the Fund, as defined in the 1940 Act, because he is an officer and director of Nuveen Investments, Inc., Nuveen Investments, LLC and NAM.

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Name and Address	Birthdate	Positions and Offices with the Fund, Year First Elected or Appointed, Class	Principal Occupations, Including Other Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
			Chairman and Director (since 1997) of Nuveen Asset Management; Chairman and Director (since 1999) of Rittenhouse Asset Management, Inc.; Chairman of Nuveen Investments Advisers Inc. (since 2002); formerly, Chairman and Director of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (1996-2005); formerly, Director (1996-2006) of Institutional Capital Corporation.

Trustees who are not “interested persons” of the Fund:

Robert P. Bremner 333 West Wacker Drive Chicago, Il 60606	8/22/40	Lead Independent Trustee, 2007 Class III	Private Investor and Management Consultant.	174

Lawrence H. Brown 333 West Wacker Drive Chicago, Il 60606	7/29/34	Trustee, 2007 Class I	Retired (since 1989) as Senior Vice President of The Northern Trust Company; Director (since 2002) of Community Advisory Board for Highland Park and Highwood, United Way of the North Shore; Director, Michael Rolfe Pancreatic Cancer Foundation.	174

Jack B. Evans ** 333 West Wacker Drive Chicago, IL 60606	10/22/48	Trustee, 2007 Class III	President (since 1996), The Hall-Perrine Foundation, a private philanthropic corporation; Director and Vice Chairman, United Fire Group, a publicly-held company; Adjunct Faculty Member, University of Iowa; Director, Gazette Companies; Life Trustee, Coe College and Iowa College Foundation; formerly, Director Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	174

**	As a result of his ownership of securities issued by Wells Fargo & Co., the parent company of Wells Fargo Securities, LLC, one of the principal underwriters of the Fund, the Fund believes that Mr. Evans may be deemed to be an interested person for as long as Wells Fargo Securities, LLC serves as principal underwriter to the Fund and, therefore, for purposes of this offering he is being treated as an interested person. Mr. Evans owns less than 1% of such securities outstanding and has abstained from voting on any items involving the appointment of Wells Fargo Securities, LLC as principal underwriter to the Fund.

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Name and Address	Birthdate	Positions and Offices with the Fund, Year First Elected or Appointed, Class	Principal Occupations, Including Other Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
William C. Hunter 333 West Wacker Drive Chicago, IL 60606	3/6/48	Trustee, 2007 Class II	Dean (since July 2006), Tippie College of Business, University of Iowa; formerly, Dean and Distinguished Professor of Finance (2003-2006), School of Business at the University of Connecticut; previously, Senior Vice President and Director of Research (1995-2003) at the Federal Reserve Bank of Chicago; Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation, a publicly-held company; Director (May 2005-October 2005) of SS&C Technologies, Inc.	174

David J. Kundert 333 West Wacker Drive Chicago, IL 60606	10/28/42	Trustee, 2007 Class II	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management; President and CEO, Banc One Investment Advisors Corporation; President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation; Chairman and CEO, Banc One Investment Management Group; Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; member of Board of Directors, Milwaukee Repertory Theater.	172

William J. Schneider 333 West Wacker Drive Chicago, IL 60606	9/24/44	Trustee, 2007 Class III	Chairman, formerly, Senior Partner and Chief Operating Officer (retired since 2004), Miller-Valentine Partners Ltd., a real estate investment company; formerly, Vice President, Miller-Valentine Realty; Board Member, Chair of the Finance Committee and Member of the Audit Committee, Premier Health Partners, the not-for-profit company of Miami Valley Hospital; Board Member, Director, Dayton Development Coalition; Vice President, Dayton Philharmonic Orchestra Association; Board Member, Regional Leaders Forum, which promotes cooperation on economic development issues; formerly, Member, Community Advisory Board, National City Bank, Dayton, Ohio and Business Advisory Council, Cleveland Federal Reserve Bank.	174

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606	12/29/47	Trustee, 2007 Class I	Executive Director (since 1994), Gaylord and Dorothy Donnelley Foundation; prior thereto, Executive Director (1990-1994), Great Lakes Protection Fund.	174

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606	6/28/47	Trustee, 2007 Class I	Director, Chicago Board Options Exchange (since 2006); Chair New York Racing Association Oversight Board (since 2005); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004).	174

Eugene S. Sunshine 333 West Wacker Drive Chicago, IL 60606	1/22/50	Trustee, 2007 Class II	Senior Vice President for Business and Finance (since 1997), Northwestern University; Director (since 2003), Chicago Board Options Exchange; Director (since 2006), Pathways, a provider of therapy and related information for physically disabled infants and young children; formerly, Director (2003-2006) National Mentor Holdings, a privately-held, national provider of home and community-based services; Chairman (since 1997), Board of Directors, Rubicon, an insurance company owned by Northwestern University; Director (since 1997), Evanston Chamber of Commerce and Evanston Inventure, a business development organization.	174

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Name and Address	Birthdate	Positions and Offices with the Fund and Year First Elected or Appointed	Principal Occupations, Including Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Officers of the Fund:

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	9/9/56	Chief Administrative Officer, 2007	Managing Director (since 2002), Assistant Secretary and Associate General Counsel, formerly, Vice President and Assistant General Counsel of Nuveen Investments, LLC; Managing Director (since 2002), Assistant Secretary and Associate General Counsel, formerly, Vice President (since 1997), of Nuveen Asset Management; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Assistant Secretary (since 2002) of NWQ Investment Management Company, LLC; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary (since 2003) of Rittenhouse Asset Management, Inc. and Symphony Asset Management LLC; Assistant Secretary (since 2006) of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC; formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary, formerly, Vice President of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; CFA charterholder.	174

Julia L. Antonatos 333 West Wacker Drive Chicago, Il 60606	9/22/63	Vice President, 2007	Managing Director (since 2005), formerly Vice President (since 2002); formerly, Assistant Vice President (since 2000) of Nuveen Investments, LLC; CFA charterholder.	174

Michael T. Atkinson 333 West Wacker Drive Chicago, IL 60606	2/3/66	Vice President and Assistant Secretary, 2007	Vice President (since 2002), formerly Assistant Vice President (since 2000) of Nuveen Investments, LLC.	174

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Name and Address	Birthdate	Positions and Offices with the Fund and Year First Elected or Appointed	Principal Occupations, Including Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Peter H. D’Arrigo 333 West Wacker Drive Chicago, IL 60606	11/28/67	Vice President and Treasurer, 2007	Vice President and Treasurer (since 1999) of Nuveen Investments, LLC and of Nuveen Investments, Inc.; Vice President and Treasurer (since 2002) of Nuveen Asset Management and of Nuveen Investments Advisers Inc.; Assistant Treasurer (since 2002) of NWQ Investment Management Company, LLC; Vice President and Treasurer (since 2003) of Nuveen Rittenhouse Asset Management, Inc.; Treasurer (since 2003) of Symphony Asset Management LLC and (since 2006) of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC; formerly, Vice President and Treasurer (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; CFA charterholder.	174

John N. Desmond 333 West Wacker Drive Chicago, IL 60606	8/24/61	Vice President, 2007	Vice President, Director of Investment Operations (since 2005), Nuveen Investments, LLC; formerly, Director, Business Manager (2003- 2004), Deutsche Asset Management; Director, Business Development and Transformation (2002-2003), Deutsche Trust Bank Japan; Senior Vice President, Head of Investment Operations and Systems (2000-2002), Scudder Investments Japan; Senior Vice President, Head of Plan Administration and Participant Services (1995-2002), Scudder Investments.	174

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606	10/24/45	Vice President, 2007	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC; Managing Director (since 2004) formerly, Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Managing Director (since 2005) of Nuveen Asset Management.	174

William M. Fitzgerald 333 West Wacker Drive Chicago, IL 60606	3/2/64	Vice President, 2007	Managing Director (since 2002), formerly, Vice President of Nuveen Investments, LLC; Managing Director (since 2001) of Nuveen Asset Management; Vice President (since 2002) of Nuveen Investments Advisers Inc.; formerly, Managing Director (1997-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; CFA charterholder.	174

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	5/31/54	Vice President and Controller, 2007	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	174

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Name and Address	Birth date	Positions and Offices with the Fund and Year First Elected or Appointed	Principal Occupations, Including Directorships Held, During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer
Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606	2/24/70	Vice President and Chief Compliance Officer, 2007	Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006); Vice President, formerly, Assistant Vice President and Assistant General Counsel (since 2003) of Nuveen Investments, LLC; Vice President (since 2006) and Assistant Secretary (since 2003), formerly, Assistant Vice President of Nuveen Asset Management; previously, Associate (2001- 2003) at the law firm of Vedder, Price Kaufman & Kummholz.	174

David J. Lamb 333 West Wacker Drive Chicago, IL 60606	3/22/63	Vice President, 2007	Vice President (since 2000) of Nuveen Investments, LLC; Certified Public Accountant.	174

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606	8/27/61	Vice President, 2007	Vice President (since 1999) of Nuveen Investments, LLC.	174

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	7/27/51	Vice President and Assistant Secretary, 2007	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary (since 2002) of Nuveen Investments Advisers Inc.; Assistant Secretary of NWQ Investment Management Company, LLC (since 2002) and Symphony Asset Management LLC (since 2003); Assistant Secretary (since 2006) of Tradewinds Global Investors, LLC; formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	174

Kevin J. McCarthy, 333 West Wacker Drive Chicago, IL 60606	3/26/66	Vice President and Secretary, 2007	Vice President and Assistant General Counsel, Nuveen Investments, LLC (since 2007); prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	174

John V. Miller, 333 West Wacker Drive Chicago, IL 60606	4/10/67	Vice President, 2007	Managing Director (since 2007), formerly, Vice President (2002-2007), previously, associate and credit analyst of Nuveen Investments, LLC; CFA charterholder.	174

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

The Board of Trustees has five standing committees: the executive committee, the audit committee, the nominating and governance committee, the dividend committee and the compliance, risk management and regulatory oversight committee. Because the Fund is newly organized, none of the committees has met during the Fund’s last fiscal year. The executive committee will meet once prior to the commencement of the Fund’s operations.

Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

The audit committee monitors the accounting and reporting policies and practices of the Fund, the quality and integrity of the financial statements of the Fund, compliance by the Fund with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Chair, David J. Kundert, William J. Schneider and Eugene S. Sunshine.

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The nominating and governance committee is responsible for Board selection and tenure; selection and review of committees; and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers; periodically reviews and makes recommendations about any appropriate changes to trustee compensation; and has the resources and authority to discharge its responsibilities—including retaining special counsel and other experts or consultants at the expense of the Fund. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, LLC, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the nominating and governance committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone and Eugene S. Sunshine.

The dividend committee is authorized to declare distributions on the Fund’s shares including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the dividend committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown, Jack B. Evans and Judith M. Stockdale.

The compliance, risk management and regulatory oversight committee is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the compliance, risk management and regulatory oversight committee are William J. Schneider, Chair, Lawrence H. Brown, William C. Hunter, Judith M. Stockdale and Carole E. Stone.

The independent directors of the Nuveen Fund Board have appointed Robert P. Bremner as their Lead Director. The role of the Lead Director is one of coordination and assuring the appropriate, effective and efficient functioning of the Board and its processes. Specific responsibilities may include organizing and leading independent director sessions, facilitating and ensuring an appropriate level of communication among the independent directors, leading the assessment of the Board’s effectiveness and working with Santa Barbara’s and NWQ’s staff and outside counsel on Board meeting agendas, Board material and workshops for directors to ensure that the priorities of the independent directors are addressed.

The trustees are trustees of 56 Nuveen open-end funds and 118 closed-end funds except, David J. Kundert is trustee of 56 Nuveen open-end funds and 116 closed-end funds managed by NAM. None of the independent trustees, nor any of their immediate family members, has ever been a director, officer, or employee of, or a consultant to, NAM, Nuveen or their affiliates. In addition, none of the independent trustees owns beneficially or of record, any security of NAM, Nuveen, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.

The trustees will be elected at the next annual meeting of shareholders by the Common Shareholders voting together as a single class. If elected, Class I trustees will serve until the annual meeting of shareholders in 2010; Class II trustees will serve until the annual meeting of shareholders in 2008; and Class III trustees will serve until the annual meeting of shareholders in 2009. As each trustee’s term expires, shareholders will vote to elect trustees and such trustees shall be elected for a term expiring at the time of the third succeeding annual meeting subsequent to their election or thereafter. If FundPreferred shares are issued, holders of FundPreferred shares, voting as a separate class, will be entitled to elect two of the Fund’s trustees. Holders of FundPreferred shares, if any, will also be entitled to elect a majority of the Fund’s trustees under certain circumstances. See “Description of Shares—FundPreferred Shares—Voting Rights.” The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2006:

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Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Timothy R. Schwertfeger	$0	Over $100,000
Robert P. Bremner	0	Over $100,000
Lawrence H. Brown	0	Over $100,000
Jack B. Evans	0	Over $100,000
William C. Hunter	0	Over $100,000
David J. Kundert	0	Over $100,000
William S. Schneider	0	Over $100,000
Judith M. Stockdale	0	Over $100,000
Carole E. Stone	0	$0
Eugene S. Sunshine	0	Over $100,000

No trustee who is not an interested person of the Fund owns beneficially or of record, any security of NAM, Nuveen, Citigroup Global Markets Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM, Nuveen, Santa Barbara, NWQ or Citigroup Global Markets Inc.

The following table sets forth estimated compensation to be paid by the Fund projected during the Fund’s first full fiscal year after commencement of operation. The Fund does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Fund. The Fund has a deferred compensation plan (the “Plan”) that

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permits any trustee who is not an “interested person” of the Fund to elect to defer receipt of all or a portion of his or her compensation as a trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Fund when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee’s deferral account, the trustee may elect to receive distributions in a lump sum or over a period of five years. The Fund will not be liable for any other fund’s obligations to make distributions under the Plan.

Name of Trustee	Estimated Aggregate Compensation from Fund(1)	Total Compensation from Fund and Fund Complex(2)	Amount of Total Compensation That Has Been Deferred(3)
Timothy R. Schwertfeger	$—	$—	—
Robert P. Bremner(4)	618	177,099	24,525
Lawrence H. Brown	283	165,329	—
Jack B. Evans	582	180,111	40,798
William C. Hunter	475	146,018	130,075
David J. Kundert	516	144,759	128,801
William J. Schneider	562	171,879	151,746
Judith M. Stockdale	516	148,510	84,773
Carole E. Stone(5)	475	—	—
Eugene S. Sunshine	516	159,130	136,128

(1)	Based on the estimated compensation to be earned by the independent trustees for the 12-month period ending, representing the Fund’s first full fiscal year, for services to the Fund.

(2)	Based on the compensation paid to the trustees for the one year period ended 12/31/2006 for services to the Nuveen open-end and closed-end funds. Includes deferred fees. Pursuant to a deferred compensation agreement with certain of the Funds, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen funds.

(3)	Total deferred fees for the Funds (including the return from the assumed investment in the eligible Nuveen funds) payable are stated above.

(4)	Robert P. Bremner was appointed Lead Director of the Board of Trustees. The Lead Director receives compensation of $20,000 annually.

(5)	Carole E. Stone was appointed to the Board of Trustees of the Nuveen funds, effective January 1, 2007.

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The Fund has no employees. Its officers are compensated by Nuveen Investments, Inc. (“Nuveen Investments”) or its affiliates.

INVESTMENT ADVISER AND SUBADVISERS

NAM, the Fund’s investment adviser, is responsible for managing the Fund’s overall strategy and operations and overseeing Santa Barbara’s management of the Fund’s Dividend Growth Equity Strategy and NWQ’s management of the Fund’s Income Oriented Strategy. NAM also will be responsible for the writing of call options. In addition, NAM is responsible for managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services to the Fund. For additional information regarding the management services performed by NAM and subadvisory services performed by Santa Barbara and NWQ, including biographies of each the Fund’s Portfolio Managers and further information about the investment management agreement between the Fund and NAM and the investment subadvisory agreements between NAM and Santa Barbara, and NAM and NWQ, see “Management of the Fund” in the Fund’s Prospectus.

NAM, 333 West Wacker Drive, Chicago, Illinois 60606, a registered investment adviser, had approximately $65 billion in assets under management as of March 31, 2007. NAM is a wholly-owned subsidiary of Nuveen Investments. According to data from Thomson Financial, Nuveen Investments is the leading sponsor of closed-end exchange-traded funds as measured by number of funds (117) and fund assets under management (approximately $53 billion) as of March 31, 2007. Founded in 1898, Nuveen Investments and its affiliates had approximately $166 billion in assets under management as of March 31, 2007. Nuveen Investments is a publicly-traded company.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of NWQ, Nuveen, Santa Barbara, Tradewinds, Rittenhouse and Symphony. Nuveen Investments is listed on the New York Stock Exchange and trades under the symbol “JNC”.

Santa Barbara, 200 E. Carrillo Street, Santa Barbara, California 93101, is the Fund’s subadviser responsible for managing the Fund’s Dividend Growth Equity Strategy, subject to the oversight of NAM and the Fund’s Board of Trustees.

Santa Barbara, a registered investment adviser, is a wholly owned subsidiary of Nuveen. Founded in 1987, Santa Barbara had approximately $5 billion in assets under management as of March 31, 2007. Nuveen Investments purchased Santa Barbara in October 2005. Santa Barbara is organized as a Delaware member-managed limited liability company, with Nuveen Investments as its sole managing member. Prior to its acquisition by Nuveen Investments, Santa Barbara was owned by the principals of the firm. Santa Barbara specializes in fundamental, bottom-up research to select growth companies. Santa Barbara also serves as subadviser to one open-end mutual fund, the Nuveen Santa Barbara Dividend Growth Fund (NSBAX), that employs a similar strategy used by the Fund in the Dividend Growth Equity Strategy.

NWQ, 2049 Century Park East, 4th Floor, Los Angeles, California, 90067, is a Subadviser to the Fund and is responsible for managing the portion of the Fund’s Managed Assets allocated to the Income Oriented Strategy. NWQ specializes in the management of value-oriented equity portfolios across all capitalization ranges. NWQ, a registered investment adviser, and its predecessors commenced operations in 1982 and had approximately $36 billion in assets under management as of March 31, 2007.

NWQ is a subsidiary of Nuveen. Nuveen owns a controlling interest of NWQ and key management owns a non-controlling minority interest.

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Portfolio Managers of the Fund. James Boothe of Santa Barbara will oversee Santa Barbara’s implementation of the Fund’s Dividend Growth Equity Strategy. Michael Carne of NWQ will oversee NWQ’s implementation of the Fund’s Income Oriented Strategy. Rob A. Guttschow and John A. Gambla of NAM will oversee NAM’s implementation of the Fund’s other investment techniques, including the writing of call options. NAM, as the Fund’s investment adviser, is responsible for managing the Fund’s overall strategy and operations and overseeing Santa Barbara’s implementation of the Dividend Growth Strategy and NWQ’s implementation of the Income Oriented Strategy.

Other Accounts Managed. In addition to managing the Dividend Growth Equity Strategy, Mr. Boothe is also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of March 31, 2007 unless otherwise indicated:

Type of Account Managed	Number of Accounts	Assets*
Registered Investment Company	2	$2,292,815
Other Pooled Investment	0	$0
Other Accounts	225	$231,392,348

In addition to managing the Income Oriented Strategy, Mr. Carne is also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of March 31, 2007 unless otherwise indicated:

Type of Account Managed	Number of Accounts	Assets*
Registered Investment Company	0	$0
Other Pooled Investment	0	$0
Other Accounts	11,652	$1,593,548,279

In addition to implementing the Fund’s other investment techniques, including the writing of call options, Mr. Guttschow is also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of January 31, 2007 unless otherwise indicated:

Type of Account Managed	Number of Accounts	Assets
Registered Investment Company*	4	$678,122,980
Other Pooled Investment**	1	$22,632,924
Other Accounts*	3	$500,000

In addition to implementing the Fund’s other investment techniques, including the writing of call options, Mr. Gambla is also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of January 31, 2007 unless otherwise indicated:

Type of Account Managed	Number of Accounts	Assets
Registered Investment Company*	4	$678,122,980
Other Pooled Investment**	1	$22,632,924
Other Accounts*	10	$750,000

*	None of the assets in these accounts are subject to an advisory fee based on performance.
**	The fees received by NAM for this pooled investment account are performance based.

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Compensation. With respect to NAM, Mr. Guttschow and Mr. Gambla participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by NAM’s executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. Mr. Guttschow’s and Mr. Gambla’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of NAM’s overall annual profitability and Mr. Guttschow’s and Mr. Gambla’s contribution as measured by the overall investment performance of client portfolios in the strategy each manages relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of Mr. Guttschow’s and Mr. Gambla’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of equity-based awards. NAM is a subsidiary of Nuveen Investments, which has augmented incentive compensation annually through individual awards of restricted stock and stock options, as determined through a collaborative process between Nuveen Investments and NAM’s executive committee.

With respect to Santa Barbara, Mr. Boothe participates in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by Santa Barbara’s executive committee. The total compensation consists of both a base salary and any annual bonus that can be a multiple of the base salary. Mr. Boothe’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of Santa Barbara’s overall annual profitability and Mr. Boothe’s contribution as measured by the overall investment performance of client portfolios in the strategies he manages relative the strategy’s general benchmark for one-, three- and five-year periods as well as an objective review of stock recommendations and the quality of primary research and subjective review of Mr. Boothe’s contributions to portfolio strategy, team work, collaboration and work ethic.

With respect to NWQ, NWQ’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. A portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy he or she manages relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes an equity-like incentive for purchase (the value of which is determined by various factors including the increase in profitability of NWQ over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, a portfolio manager who manages multiple accounts is presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NAM, Santa Barbara and NWQ each seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NAM, Santa Barbara and NWQ each has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NAM, Santa Barbara and NWQ each determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NAM, Santa Barbara and NWQ each may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NAM, Santa Barbara and NWQ each may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NAM, Santa Barbara or NWQ have an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NAM, Santa Barbara and NWQ each has adopted certain compliance procedures that are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Beneficial Ownership of Securities. As of the date of this Statement of Additional Information, none of Mr. Boothe, Mr. Carne, Mr. Guttschow or Mr. Gambla beneficially own any stock issued by the Fund.

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Unless earlier terminated as described below, the Fund’s investment management agreement with NAM and NAM’s investment subadvisory agreements with each of Santa Barbara and NWQ (collectively, the “management agreements”) will remain in effect until August 1, 2008. The management agreements continue in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund and (2) a majority of the trustees who are not interested persons of any party to the management agreements, cast in person at a meeting called for the purpose of voting on such approval. The investment management agreement may be terminated at any time, without penalty, by either the Fund or NAM upon 60 days written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The investment subadvisory agreements may be terminated each at any time, without penalty, by the Fund, NAM, Santa Barbara and NWQ upon 60 days’ written notice after the initial term of the agreements, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

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The Fund, NAM, Nuveen, Santa Barbara, NWQ and other related entities have adopted codes of ethics that essentially prohibit certain of their personnel, including the Fund’s portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of a client’s, including the Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Text-only versions of the codes of ethics of the Fund, NAM, Santa Barbara, NWQ and Nuveen can be viewed online or downloaded from the EDGAR Database on the Securities and Exchange Commission’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 202-942-8090. In addition, copies of those codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the Securities and Exchange Commission’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549 or by e-mail request at publicinfo@sec.gov.

The Fund is responsible for voting proxies on securities held in its portfolio. When the Fund receives a proxy, the decision regarding how to vote such proxy will be made by the Subadviser responsible for the assets to which the proxy relates in accordance with that Subadviser’s proxy voting procedures.

With respect to Santa Barbara, the Fund has granted to Santa Barbara the authority to vote proxies on its behalf with respect to the assets managed by Santa Barbara. A senior member of Santa Barbara is responsible for oversight of the Fund’s proxy voting process. Santa Barbara also uses the services of Institutional Shareholder Services, Inc. (“ISS”). Santa Barbara reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, Santa Barbara may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the Fund. If Santa Barbara manages the assets of a company or its pension plan and any of Santa Barbara’s clients hold any securities of that company, Santa Barbara will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests Santa Barbara to follow specific voting guidelines or additional guidelines, Santa Barbara will review the request and inform the client only if Santa Barbara is not able to follow the client’s request.

Santa Barbara has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on Santa Barbara’s general voting policies.

With respect to NWQ, NWQ’s Proxy Voting Committee (the “Committee”) is responsible for supervision of the proxy voting process, including identification of material conflicts of interest involving NWQ and the proxy voting process in respect of securities owned on behalf of clients, and circumstances when NWQ may deviate from its policies and procedures. Unless otherwise determined by the Committee, NWQ will cause proxies to be voted consistent with the recommendations or guidelines of an independent third party proxy service or other third party, and in most cases, votes generally in accordance with the recommendations of ISS on the voting of proxies relating to securities held on behalf of clients’ accounts. Unless otherwise restricted, NWQ’s Committee reserves the right to override the specific recommendations in any situation where it believes such recommendation is not in its clients best interests. NWQ’s Committee oversees the identification of material conflicts of interest, and where such matter is covered by the recommendations or guidelines of a third party proxy service, it shall cause proxies to be voted in accordance with the applicable recommendation or guidelines, to avoid such conflict. If a material conflict of interest matter is not covered by the third party service provider recommendations, NWQ may (i) vote in accordance with the recommendations of an alternative independent third party or (ii) disclose the conflict to the client, and with their consent, make the proxy voting determination and document the basis for such determination.

NWQ generally does not intend to vote proxies associated with the securities of any issuer if as a result of voting, the issuer restricts such securities from being transacted for a period (this occurs for issuers in a few foreign countries), or where the voting would in NWQ’s judgment result in some other financial, legal, regulatory disability or burden to NWQ or the client (such as imputing control with respect to the issuer). Likewise, the Committee may determine not to recall securities on loan if negative consequences of such recall outweigh benefits of voting in the particular instance, or expenses and inconvenience of such recall outweigh benefits, in NWQ’s judgment.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Trustees, Santa Barbara, with respect to the Dividend Growth Equity Strategy, NWQ, with respect to the Income Oriented Strategy, and NAM, with respect to the implementation of the Fund’s other investment techniques, including the writing of call options, are responsible for decisions to purchase and sell securities for the Fund, the negotiation of the prices to be paid and the allocation of transactions among various dealer firms. Transactions on stock exchanges involve the payment by the Fund of brokerage commissions. There generally is no stated commission in the case of securities traded in the OTC market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. Transactions in the OTC market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting OTC transactions. The Fund may place its OTC transactions either directly with principal market makers, or with broker-dealers if that is consistent with NAM’s Santa Barbara’s or NWQ’s, as applicable, obligation to obtain best qualitative execution. In certain instances, the Fund may make purchases of underwritten issues at prices that include underwriting fees.

Portfolio securities may be purchased directly from an underwriter or in the OTC market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained through other means. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

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It is each of Santa Barbara’s, NWQ’s and NAM’s policy to seek the best execution under the circumstances of each trade. Santa Barbara, NWQ and NAM will evaluate price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondary in determining best execution. Given the best execution obtainable, it will be each of Santa Barbara’s, NWQ’s and NAM’s practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Santa Barbara, NWQ and NAM. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to NAM’s own research efforts, the receipt of research information is not expected to reduce significantly each of Santa Barbara’s, NWQ’s and NAM’s expenses. While Santa Barbara, NWQ and NAM will be primarily responsible for the placement of the business of the Fund, each of Santa Barbara’s, NWQ’s and NAM’s policies and practices in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees of the Fund.

Santa Barbara, NWQ and NAM may manage other investment accounts and investment companies for other clients that may invest in the same types of securities as the Fund and that may have investment objectives similar to those of the Fund. Santa Barbara, NWQ and NAM each seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell assets or securities by the Fund and another advisory account. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where NAM reasonably determines that departure from a pro rata allocation is advisable. There may also be instances where the Fund will not participate at all in a transaction that is allocated among other accounts. While these allocation procedures could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM’s management outweigh any disadvantage that may arise from NAM’s larger management activities and their need to allocate securities.

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DESCRIPTION OF SHARES

COMMON SHARES

For a description of the Fund’s Common Shares, See “Description of Shares—Common Shares” in the Fund’s Prospectus.

37

BORROWINGS

The Declaration authorizes the Fund, without approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank Borrowings or commercial paper) and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund’s assets. The Fund currently expects to borrow money at rates generally available to institutional investors as soon as possible after the completion of the Common Share offering. In connection with such Borrowings, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements would increase the cost of Borrowings over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an “asset coverage” of at least 300%. With respect to any such Borrowings, asset coverage means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, as with the issue of FundPreferred Shares, certain types of Borrowings may result in the Fund being subject to certain restrictions imposed by guidelines of one or more ratings agencies that may issue ratings on commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act would (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund’s status as a regulated investment company under the Code, the Fund would repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future Borrowings of the Fund. The Fund also may borrow on a line of credit up to an additional 3% of its Managed Assets for cash management purposes for periods up to 60 days.

FUNDPREFERRED SHARES

The Declaration authorizes the issuance of an unlimited number of FundPreferred shares in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. The terms of any FundPreferred shares that may be issued by the Fund may be the same as, or different from, the terms described below, subject to applicable law and the Declaration.

Limited Issuance of FundPreferred Shares. Under the 1940 Act, the Fund can issue FundPreferred shares with an aggregate liquidation value of up to one-half of the value of the Fund’s total net assets, measured immediately after issuance of the FundPreferred shares. “Liquidation value” means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the FundPreferred shares is less than one-half of the value of the Fund’s total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution.

Distribution Preference. The FundPreferred shares would have complete priority over the Common Shares as to distribution of assets.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of FundPreferred shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of FundPreferred shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any Massachusetts business trust or corporation or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Voting Rights. In connection with any issuance of FundPreferred shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that FundPreferred shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in this Statement of Additional Information and except as otherwise required by applicable law, holders of FundPreferred shares would vote together with Common Shareholders as a single class.

In connection with the election of the Fund’s trustees, holders of FundPreferred shares, voting as a separate class, would be entitled to elect two trustees, and the remaining class of trustees nominated for election would be elected by Common Shareholders and holders of FundPreferred shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding FundPreferred shares would be unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding FundPreferred shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

The affirmative vote of the holders of a majority of the Fund’s outstanding FundPreferred shares of any class or series, as the case may be, voting as a separate class, would be required to, among other things, (1) take certain actions that would affect the preferences, rights or powers of such class or series or (2) authorize or issue any class or series ranking prior to the FundPreferred shares. Except as may otherwise be required by law, (1) the affirmative vote of the holders of at least two-thirds of the FundPreferred shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding FundPreferred shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration or the By-laws. The affirmative vote of the holders of a majority of the outstanding FundPreferred shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objective or changes in the investment restrictions described as fundamental policies under “Investment Restrictions.” The class or series vote of holders of FundPreferred shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and FundPreferred shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to the FundPreferred shares if, at or prior to the time when a vote was required, such shares would have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Redemption, Purchase and Sale of FundPreferred Shares. The terms of the FundPreferred shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase FundPreferred shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of FundPreferred shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

In the event of any future issuance of FundPreferred shares, the Fund likely would apply for ratings from an NRSRO. In such event, as long as FundPreferred Shares are outstanding, the composition of the Fund’s portfolio would reflect guidelines established by such NRSRO. Based on previous guidelines established by such NRSROs for the securities of other issuers, the Fund anticipates that the guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. However, at this time, no assurance can be given as to the nature or extent of the guidelines that may be imposed in connection with obtaining a rating of any FundPreferred shares.

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REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund’s Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the FundPreferred shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued FundPreferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund’s portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding FundPreferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). The staff of the Securities and Exchange Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any Borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s net income. Any share repurchase, tender offer or Borrowings that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers such issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange or elsewhere or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund’s income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objectives and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange or elsewhere, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition that would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees of the Fund may in the future modify these conditions in light of experience.

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Conversion to an open-end investment company would require the approval of the holders of at least two-thirds of the Common Shares and FundPreferred shares outstanding at the time, voting together as a single class, and of the holders of at least two-thirds of the FundPreferred shares outstanding at the time, voting as a separate class, provided however, that such separate class vote shall be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration or By-laws. See the Fund’s Prospectus under “Certain Provisions in the Declaration of Trust and By-laws” for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund converted to an open-end investment company, it would be required to redeem all FundPreferred shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the New York Stock Exchange or elsewhere. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act or rules thereunder) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end investment companies typically engage in a continuous offering of their shares. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Trustees of the Fund may at any time propose conversion of the Fund to an open-end investment company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund’s shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its Common Shares will decrease the Fund’s total assets, which would likely have the effect of increasing the Fund’s expense ratio. Any purchase by the Fund of its Common Shares at a time when FundPreferred shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining. See the Fund’s Prospectus under “Risks—Leverage Risk.”

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Before deciding whether to take any action if the Common Shares trade below net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund’s shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

TAX MATTERS

U.S. FEDERAL INCOME TAX MATTERS

The following discussion of U.S. federal income tax matters is based upon the advice of Bell, Boyd & Lloyd LLP, special counsel to the Fund.

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a shareholder who is a U.S. person, as defined for U.S. federal income tax purposes, and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, non-U.S. country, or other taxing jurisdiction.

The Fund intends to elect to be treated and to qualify annually as a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or non-U.S. currencies, other income derived with respect to its business of investing in such stock, securities or currencies, or interests in “qualified publicly traded partnerships,” as defined in the Code; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute the sum of at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid), and 90% of its net tax-exempt interest income in each year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund may retain for investment its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may

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designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the Fund failed to qualify for the favorable U.S. federal income tax treatment generally accorded to a regulated investment company, the Fund would be taxed in the same manner as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and distributions to shareholders would not be deductible by the Fund in computing its taxable income. Additionally, all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income,” as discussed below (See the Fund’s Prospectus under “Distributions”) in the case of noncorporate shareholders and (ii) for the Dividends Received Deduction in the case of corporate shareholders.

DISTRIBUTIONS

Dividends paid out of the Fund’s investment company taxable income will, subject to the discussion below regarding “qualified dividend income,” generally be taxable to a shareholder as ordinary income to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Such dividends may qualify for the Dividends Received Deduction in the case of corporate shareholders and the reduced rate of taxation that applies to

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“qualified dividend income” received by individuals under Section 1(h)(11) of the Code. For taxable years beginning before January 1, 2011, qualified dividend income received by noncorporate shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from non-U.S. corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must hold the stock associated with an otherwise qualified dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the 181-day period beginning 90 days before the ex-dividend date, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. For taxable years beginning on or after January 1, 2011, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, but will instead be taxed as ordinary income, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the fair market value of a share of the Fund on the reinvestment date.

The Internal Revenue Service’s position in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and its FundPreferred Shares, if any, as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as capital gain dividends, dividends qualifying for the Dividends Received Deduction, and dividends derived from qualified dividend income, in a manner that allocates such dividends between the holders of the Common Shares and the holders of FundPreferred Shares, if any, in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

For a description of the Fund’s distribution policy, see “Distributions” in the Fund’s Prospectus.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund that a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss that will be long-term or short-

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term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. The maximum long-term capital gains rate for individuals is 15% (with lower rates for individuals in the 10% and 15% tax brackets) for taxable years beginning before January 1, 2011. Thereafter, the maximum rate will increase to 20%, unless Congress enacts legislation providing otherwise.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed received by the shareholder with respect to such shares.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the Dividends Received Deduction, (ii) convert lower taxed long-term capital gain or qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not count toward the 90% of gross income requirement necessary for the Fund to qualify as a regulated investment company under the Code. The Fund may make certain tax elections in order to mitigate the effect of these provisions.

The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations.

OPTIONS AND FUTURES CONTRACTS

The Fund’s transactions in options and futures contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes. For example, the Fund expects to enter into transactions that would be treated as “Section 1256 Contracts” under the Code. In

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general, the Fund would be required to treat any Section 1256 Contracts as if they were sold for their fair market value at the end of the Fund’s taxable year, and would be required to recognize gain or loss on such deemed sale for federal income tax purposes even though the Fund did not actually sell the contract and receive cash. Forty percent of such gain or loss would be treated as short-term capital gain or loss and sixty percent of such gain or loss would be treated as long-term capital gain or loss. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires or writes any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company.

Option positions that are not Section 1256 Contracts, such as the over-the-counter custom basket call options, are not subject to the mark-to-market treatment described above but are governed by the rules described in this paragraph. Premiums received by the Fund for writing or selling call options are not included in income at the time of receipt. Rather, gain or loss is determined at the time the options lapse, are terminated in closing transactions, or are exercised. The character of the gain or loss for such options that lapse or terminate is determined under Section 1234 of the Code. If such an option lapses, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction (including a cash settlement), the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times. With respect to a put or a call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be capital gain or loss, and will be short-term or long-term, depending upon the Fund’s holding period for the option. If such an option expires, the resulting loss is a capital loss, and will be short-term or long-term, depending upon the Fund’s holding period for the option. If such an option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security, and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

The Code contains special “straddle” rules that generally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may enter into certain investments that constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

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NON-U.S. TAXES

Since the Fund may invest in non-U.S. securities, its income from such securities may be subject to non-U.S. taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for U.S. federal tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Fund will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder’s ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including with respect to the foreign tax credit a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The foregoing election may also result in a non-U.S. shareholder of the Fund becoming subject to additional U.S. withholding tax without the benefit of any corresponding credit or deduction. In general, although it is possible that more than 50% of the Fund’s total assets could be invested in stock or securities of foreign corporate issues at the end of a fiscal year for purposes of the foregoing election, the Fund does not believe it is likely. Accordingly, no determination has been made whether the Fund would elect to pass through foreign tax credits as described in this paragraph.

PASSIVE FOREIGN INVESTMENT COMPANY

If the Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement applicable to regulated investment companies and would be taken into account for purposes of the nondeductible 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

CURRENCY FLUCTUATIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts and the disposition of debt securities denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

RECOGNITION OF INCOME IN THE ABSENCE OF CASH

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in

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determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

The Code imposes constructive sale treatment for U.S. federal income tax purposes on certain hedging strategies with respect to appreciated financial positions. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or “offsetting notional principal contracts” (as defined by the Code) with respect to, or futures or forward contracts to deliver, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as these transactions.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities, convertible securities or other securities the U.S. federal income tax treatment of which is uncertain or subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

NON-U.S. SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (a “non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of

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investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is withheld from such distributions. However, U.S. source withholding taxes are not imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at source if they had been received directly by a non-U.S. person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008. Prospective investors should consult their tax advisors concerning the potential effect on them of these and other changes made by this legislation.

Capital gain dividends and any amounts retained by the Fund that are designated as undistributed capital gains will not be subject to U.S. federal income tax unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Tax Matters—Backup Withholding” above. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return. Any gain a non-U.S. shareholder realizes upon the sale or exchange of such shareholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless, in the case of a non-U.S. shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates

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applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

REGULATIONS ON “REPORTABLE TRANSACTIONS”

Under Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

OTHER TAXES

Fund shareholders may be subject to state, local and non-U.S. taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

49

EXPERTS

The Financial Statements of the Fund as of appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in its report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. provides accounting and auditing services to the Fund. The principal business address of Ernst & Young LLP is 233 South Wacker Drive, 17th Floor, Chicago, Illinois 60606.

CUSTODIAN AND TRANSFER AGENT

The custodian of the assets of the Fund is State Street Bank and Trust Company, One Federal Street, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting and portfolio accounting services. The Fund’s transfer, shareholder services and dividend paying agent is also State Street Bank and Trust Company, 250 Royall Street, Canton, Massachusetts 02021.

OTHER MATTERS

The Fund is not sponsored, endorsed, sold or promoted by an index sponsor and no index sponsor is making any representation regarding the advisability of investing in the Fund. It is not possible to invest directly in an index. No index sponsor makes any representation or warranty, express or implied, to the Common Shareholders or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the index sponsor to track general stock market performance. No index sponsor has any obligation to take the needs of the Advisers or the Common Shareholders into consideration in determining, composing, or calculating the indices. No index sponsor is responsible for or has participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of Common Shares of the Fund. No index sponsor has any obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX SPONSORS DO NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE INDEX SPONSORS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX SPONSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISERS, COMMON SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE INDEX SPONSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX SPONSORS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX SPONSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

50

ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The Fund’s Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund’s Registration Statement. Statements contained in the Fund’s Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholder

Nuveen Tax-Advantaged Dividend Growth Fund

We have audited the accompanying statement of assets and liabilities of Nuveen Tax-Advantaged Dividend Growth Fund (the “Fund”) as of May 15, 2007, and the related statement of operations for the period from February 22, 2007 (date of organization) to May 15, 2007. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nuveen Tax-Advantaged Dividend Growth Fund at May 15, 2007, and the results of its operations for the period from February 22, 2007 (date of organization) to May 15, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Chicago, Illinois

May 16, 2007

52

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

Statement of Assets and Liabilities

May 15, 2007

Assets:
Cash	$100,084
Offering costs	500,000
Receivable from Adviser	11,000

Total assets	611,084

Liabilities:
Accrued offering costs	500,000
Payable for organization costs	11,000

Total liabilities	511,000

Net assets	$100,084

Common shares outstanding	5,240

Net asset value per Common share outstanding ($100,084 divided by 5,240 Common shares outstanding)	$19.10

Net Assets Represent:
Common shares, $.01 par value; unlimited number of shares authorized, 5,240 Common shares outstanding	$52
Paid-in surplus	100,032

Net assets	$100,084

53

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

Statement of Operations

Period from February 22, 2007 (date of organization) through May 15, 2007

Investment income	$—

Expenses:
Organization costs	11,000
Expense reimbursement	(11,000)

Total expenses	—

Net investment income	$—

(1) The Fund

The Nuveen Tax-Advantaged Dividend Growth Fund (the “Fund”) was organized as a Massachusetts business trust on February 22, 2007, and has been inactive since that date except for matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of 5,240 Common Shares to Nuveen Asset Management, the Fund’s investment adviser (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”).

The Fund seeks to provide an attractive level of tax-advantaged distributions and capital appreciation by investing primarily in common stocks and preferred stocks of mid- to large-cap companies.

The Fund is authorized by its Declaration of Trust to utilize financial leverage through borrowing, issuing commercial paper or notes and/or offering Preferred shares (“FundPreferred shares”). FundPreferred shares may have a liquidation value of $25,000 per share and may be issued in one or more classes or series, with dividend, liquidation preference and other rights as determined by the Fund’s Board of Trustees without approval of the Common shareholders.

(2) Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

(3) Organization and Offering Costs

Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, has agreed to (i) reimburse all organizational costs of the Fund (approximately $11,000) and (ii) pay all offering costs (other than sales load) that exceed $.04 per Common share. Based on an estimated offering of 12,500,000 Common shares, the Fund would pay a maximum of $500,000 of offering costs and Nuveen would pay all offering costs in excess of $500,000, which is currently estimated to be $375,000. The Fund’s share of Common share offering costs will be recorded as a reduction of the proceeds from the sale of the shares upon commencement of Fund operations. If the Fund offers FundPreferred shares, the offering costs will be borne by Common shareholders as a direct reduction to paid-in surplus.

(4) Investment Management Agreement

Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay an annual management fee for the services and facilities provided by the Adviser, payable on a monthly basis, based on the sum of a fund-level fee and a complex-level fee, as described below.

Fund-Level Fee. The annual fund-level fee, payable monthly, shall be applied according to the following schedule:

Fund-Level Average Daily Managed Assets	Fund-Level Fee Rate
Up to $500 million	0.8000%
$500 million to $1 billion	0.7750%
$1 billion to $1.5 billion	0.7500%
$1.5 billion to $2 billion	0.7250%
$2 billion and over	0.7000%

Complex-Level Fee. The annual complex-level fee, payable monthly, shall be applied according to the schedule below. Based on complex-level assets of $73.9 billion as of April 30, 2007, the complex-level fee rate would be 0.1824%.

Complex-Level Daily Managed Assets (1)	Complex-Level Fee Rate
For the first $55 billion	0.2000%
For the next $1 billion	0.1800%
For the next $1 billion	0.1600%
For the next $3 billion	0.1425%
For the next $3 billion	0.1325%
For the next $3 billion	0.1250%
For the next $5 billion	0.1200%
For the next $5 billion	0.1175%
For the next $15 billion	0.1150%
For managed assets over $91 billion (2)	0.1400%

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by and borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.
(2)	With respect to complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be 0.1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Santa Barbara Asset Management, LLC (“Santa Barbara”) and NWQ Investment Management Company, LLC (“NWQ”). Santa Barbara is a wholly subsidiary of Nuveen. Nuveen owns a controlling interest in NWQ, while key management of NWQ owns a non-controlling minority interest. Santa Barbara and NWQ are compensated for their services to the Fund from the management fee paid to the Adviser. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

(5) Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Fund realizes net capital gains, the Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay Federal corporate income taxes on such retained gains.

54

APPENDIX A

Ratings of Investments

Standard & Poor’s Corporation—A brief description of the applicable Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“Standard & Poor’s” or “S&P”), rating symbols and their meanings (as published by S&P) follows:

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper.

Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

1.	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation; and

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentration applies when an entity has both senior and subordinated obligations, secured and unsecured obligation or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, And C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A Subordinated debt or preferred stock obligation rated ‘C’ is CURRENTLY HIGHLY VULNERABLE to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r

This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc. — A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Municipal Bonds

Aaa

Bonds that are rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in ‘Aaa’ securities.

A

Bonds that are rated ‘A’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated ‘Baa’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds that are rated ‘Ca’ represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds that are rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

#(hatchmark): Represents issues that are secured by escrowed funds held in cash, held in trust, invested and reinvested in direct, non-callable, non-prepayable United States government obligations or non-callable, non-prepayable obligations unconditionally guaranteed by the U.S. Government or Resolution Funding Corporation.

Con. (...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

(P) : When applied to forward delivery bonds, indicates the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Loans

MIG 1/VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Commercial Paper

Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings — A brief description of the applicable Fitch Ratings (“Fitch”) ratings symbols and meanings (as published by Fitch) follows:

Long-Term Credit Ratings

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, and D Default

The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90%, and ‘D’ the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect for repaying all obligations.

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘F1’.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Nuveen Tax-Advantaged Dividend Growth Fund

Common Shares

STATEMENT OF ADDITIONAL INFORMATION

                    , 2007

PART C - OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are filed with this Pre-effective Amendment No. 2 to the Registration Statement.

2.	Exhibits:

a.1	Declaration of Trust dated February 22, 2007. Filed on April 24, 2007 as Exhibit a to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

b.	By-laws of Registrant. Filed on April 27, 2007 as Exhibit b to Registrant’s Registration Statement on Form N-2 (File No.
333-142318) and incorporated by reference herein.

c.	None.

d.	Not Applicable.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan.*

f.	None.

g.1	Investment Management Agreement between Registrant and Nuveen Asset Management dated April 4, 2007.*

g.2	Form Investment SubAdvisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.*

g.3	Form Investment SubAdvisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC.*

h.1	Form of Underwriting Agreement.*

h.2	Form of Citigroup Global Markets Inc. Standard Dealer Agreement.*

h.3	Form of Nuveen Master Selected Dealer Agreement.*

h.4	Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.*

h.5	Form of Dealer Letter Agreement.*

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.*

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*

l.1	Opinion of Bell, Boyd & Lloyd LLP.

l.2	Opinion of Bingham McCutchen LLP.

m.	Not Applicable.

n.	Consent of Ernst & Young LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated May 15, 2007.*

q.	None.

r.1	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management.*

r.2	Code of Ethics of Santa Barbara Asset Management, LLC.*

r.3	Code of Ethics of NWQ Investment Management Company, LLC.*

s.	Powers of Attorney.

*	To be filed by amendment.

Item 26:	Marketing Arrangements

Sections              and              of the Form of Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement.

See the              of the Form of Citigroup Global Markets Inc. Standard Dealer Agreement to be filed as Exhibit h.2 to this Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement to be filed as Exhibit h.3 to this Registration Statement.

See the              of the Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters to be filed as Exhibit h.4 to this Registration Statement.

See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the underwriters to be filed as Exhibit h.5 to this Registration Statement.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees		$0.61
National Association of Securities Dealers, Inc. fees		502.00
Printing and engraving expenses		*
Legal Fees		*
Exchange listing fees		*
Blue Sky filing fees and expenses		*
Underwriters reimbursement		*
Miscellaneous expenses		*

Total	$	*

*	To be filed by amendment.

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At May 24, 2007:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	1

Item 30:	Indemnification

Section 4 of Article XII of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a)	against any liability to the Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c)	in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Adviser and Mutual Fund Professional and Directors and Officers Liability policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $1,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 80% of any additional operational failure claims and the Fund would be liable for 20% of any such claims) and $1,000,000 deductible for all other claims, with $0 deductible for individual insureds.

Section      of the Form of Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Nuveen Asset Management (“NAM”) serves as investment adviser to separately managed accounts, closed-end management investment companies and to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V and Nuveen Managed Account Portfolios Trust.

NAM has no other clients or business at the present time. For a description of any other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serves as officer or Trustee of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under “Management of the Fund” in Part B of this Registration Statement. Such information for the remaining executive officers of NAM appears below:

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

John P. Amboian, President and Director	President and Director of Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., and Nuveen Investments Holdings, Inc.; President of Nuveen Investments, LLC, NWQ Holdings, LLC.

Stuart J. Cohen, Vice President, Assistant Secretary and Assistant General Counsel	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc; Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management, LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller	Vice President and Corporate Controller of Nuveen Investments, Inc.; Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen Investments Institutional Services Group LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer	Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC and NWQ Investment Management Company, LLC; formerly, Head of Global Compliance (January 2004 - May 2004) of Citadel Investment Group; Director, Midwest regional Office (1994 - 2003), United States Securities and Exchange Commission.

John L. MacCarthy, Senior Vice President and Secretary	Senior Vice President, Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc. and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Assistant Secretary (since 2006) of NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC; Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; formerly, Partner at law firm of Winston & Strawn LLP.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President and Chief Financial Officer of RR Donnelley & Sons (2004-2005); prior thereto, Executive Vice President (2004) and Chief Financial Officer of Sears, Roebuck and Co. (2002).

The principal business address of Nuveen Investments, Inc. and its affiliates is 333 West Wacker Drive, Chicago, Illinois 60606.

Santa Barbara Asset Management, LLC (“Santa Barbara”) serves as a subadviser to the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and the Nuveen Santa Barbara Dividend Growth Fund and serves as investment adviser to separately managed accounts. See “Investment Adviser and Subadvisers” in Part B of the Registration Statement.

Set forth below is a list of each director and officer of Santa Barbara, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Santa Barbara	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

Michael G. Mayfield, President, Chief Investment Officer	None

Steven Spencer, Chief Operating Officer	None

George M. Tharakan, Director of Research	None

James R. Boothe, Portfolio Manager	None

Britton C. Smith, Portfolio Manager	None

NWQ Investment Management Company, LLC (“NWQ”) serves as a subadviser to certain Nuveen open-end Investment Management companies and serves as investment adviser to separately managed accounts. See “Investment Adviser and Subadvisers” in Part B of the Registration Statement.

Set forth below is a list of each director and officer of NWQ, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with NWQ	Other Business Profession, Vocation or Employment During Past Two Fiscal Years

Jon D. Bosse, CFA, Co-President, Chief Investment Officer	None

John E. Conlin, Co-President, Executive Committee Member, Chief Operating Officer	Co-Founder, (2004-2006) of Education Partners; Board Member (since 2003) of Montgomery & Company; Board Member (since 2005), Pope Resources M.L.P.; Board Member (since 2005), Acme Communications Corporation.

Edward C. Friedel Jr., CFA, Managing Director, Executive Committee Member, Portfolio Manager	None

Phyllis G. Thomas, CFA, Managing Director, Investment Oversight Committee Member	None

Michael J. Carne, CFA, Managing Director, Fixed Income Investment Policy Committee Member	None

Mark A. Morris, Managing Director	None

Mark R. Patterson, CFA, Managing Director	None

James T. Stephenson, CFA, Managing Director	None

David M. Stumpf, CFA, CFP, Managing Director, Fixed Income Investment Policy Committee Member	None

Gregg S. Tenser, CFA, Managing Director	None

Kevin A. Hunter, Senior Vice President, Fixed Income Investment Policy Committee Member	None

Darren T. Peers, Managing Director	None

Kirk Allen, Managing Director, Trading	None

Item 32:	Location of Accounts and Records

NAM, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees’ and shareholders’ meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, 250 Royall Street, Canton, Massachusetts 02021, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 24th day of May, 2007.

NUVEEN TAX-ADVANTAGED DIVIDEND GROWTH FUND

/s/ Kevin J. McCarthy
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)	May 24, 2007

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)	May 24, 2007

Timothy R. Schwertfeger*	Chairman of the Board and Trustee

Robert P. Bremmer*	Trustee

Lawrence H. Brown*	Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee

David J. Kundert*	Trustee

William J. Schneider*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

Eugene S. Sunshine*	Trustee

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Attorney-In-Fact
May 24, 2007

*	The original powers of attorney authorizing Kevin J. McCarthy, Larry W. Martin, Gifford R. Zimmerman and Eric Fess to execute this Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed herewith as Exhibit s.

INDEX TO EXHIBITS

a.1	Declaration of Trust dated February 22, 2007. Filed on April 24, 2007 as Exhibit a to Registrant’s Registration Statement on Form N-2 (File No. 333-142318) and incorporated by reference herein.

b.	By-Laws of Registrant. Filed on April 24, 2007 as Exhibit b to Registrant’s Registration Statement on Form N-2 (File No.
333-142318) and incorporated by reference herein.

c.	None.

d.	Not Applicable.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan.*

f.	None.

g.1	Investment Management Agreement between Registrant and Nuveen Asset Management dated April 4, 2007.*

g.2	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.*

g.3	Form of Investment SubAdvisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC.*

h.1	Form of Underwriting Agreement.*

h.2	Form of Citigroup Global Markets Inc. Standard Dealer Agreement.*

h.3	Form of Nuveen Master Selected Dealer Agreement.*

h.4	Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.*

h.5	Form of Dealer Letter Agreement.*

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.*

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*

l.1	Opinion of Bell, Boyd & Lloyd LLP.

l.2	Opinion of Bingham McCutchen LLP.

m.	Not Applicable.

n.	Consent of Ernst & Young LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated May 15, 2007.*

q.	None.

r.1	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management.*

r.2	Code of Ethics of Santa Barbara Asset Management, LLC.*

r.3	Code of Ethics of NWQ Investment Management Company, LLC.*

s.	Powers of Attorney.

*	To be filed by amendment.